UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1 , 2023 – July 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Sustainable Retirement 2065 Fund
Class A [PCJQX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2065 Fund returned 22.28%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class A	22.28	9.82
Class A (with sales charge)	15.25	8.02
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSA-0924

Putnam Sustainable Retirement 2065 Fund
Class C [PCJRX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2065 Fund returned 21.39%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class C	21.39	9.02
Class C (with sales charge)	20.39	9.02
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSC-0924

Putnam Sustainable Retirement 2065 Fund
Class R [PCJUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2065 Fund returned 21.78%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R	21.78	9.38
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR-0924

Putnam Sustainable Retirement 2065 Fund
Class R3 [PCJVX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2065 Fund returned 22.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R3	22.10	9.67
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR3-0924

Putnam Sustainable Retirement 2065 Fund
Class R4 [PCJWX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2065 Fund returned 22.46%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R4	22.46	9.94
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR4-0924

Putnam Sustainable Retirement 2065 Fund
Class R5 [PCJIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2065 Fund returned 22.59%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R5	22.59	10.10
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR5-0924

Putnam Sustainable Retirement 2065 Fund
Class R6 [PCJYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$8	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2065 Fund returned 22.81%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R6	22.81	10.22
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR6-0924

Putnam Sustainable Retirement 2065 Fund
Class Y [PCJSX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2065 Fund returned 22.58%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 1/4/2021 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class Y	22.58	10.10
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSY-0924

Putnam Sustainable Retirement 2060 Fund
Class A [PRTFX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$32	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2060 Fund returned 21.73%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class A	21.73	10.90	9.40
Class A (with sales charge)	14.73	9.60	8.66
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSA-0924

Putnam Sustainable Retirement 2060 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$115	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2060 Fund returned 20.84%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class B	20.84	10.08	8.66
Class B (with sales charge)	15.84	9.81	8.66
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at  https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSB-0924

Putnam Sustainable Retirement 2060 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2060 Fund returned 20.93%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class C	20.93	10.10	8.65
Class C (with sales charge)	19.93	10.10	8.65
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSC-0924

Putnam Sustainable Retirement 2060 Fund
Class R [PRTRX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2060 Fund returned 21.33%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R	21.33	10.51	9.07
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR-0924

Putnam Sustainable Retirement 2060 Fund
Class R3 [PAEVX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2060 Fund returned 21.59%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R3	21.59	10.78	9.30
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R3 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR3-0924

Putnam Sustainable Retirement 2060 Fund
Class R4 [PAEUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2060 Fund returned 21.92%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R4	21.92	11.07	9.57
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R4 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR4-0924

Putnam Sustainable Retirement 2060 Fund
Class R5 [PAEWX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2060 Fund returned 22.08%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R5	22.08	11.22	9.72
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR5-0924

Putnam Sustainable Retirement 2060 Fund
Class R6 [PEFGX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$7	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2060 Fund returned 22.17%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R6	22.17	11.30	9.77
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR6-0924

Putnam Sustainable Retirement 2060 Fund
Class Y [PRTYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2060 Fund returned 22.19%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 11/30/2015 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class Y	22.19	11.21	9.69
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSY-0924

Putnam Sustainable Retirement 2055 Fund
Class A [PRRFX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$32	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2055 Fund returned 21.09%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	21.09	10.42	8.56
Class A (with sales charge)	14.12	9.12	7.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSA-0924

Putnam Sustainable Retirement 2055 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$114	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2055 Fund returned 20.15%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	20.15	9.59	7.93
Class B (with sales charge)	15.15	9.31	7.93
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSB-0924

Putnam Sustainable Retirement 2055 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2055 Fund returned 20.12%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	20.12	9.58	7.92
Class C (with sales charge)	19.12	9.58	7.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSC-0924

Putnam Sustainable Retirement 2055 Fund
Class R [PRRVX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2055 Fund returned 20.54%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	20.54	10.03	8.24
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR-0924

Putnam Sustainable Retirement 2055 Fund
Class R3 [PAEOX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2055 Fund returned 20.81%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	20.81	10.29	8.48
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR3-0924

Putnam Sustainable Retirement 2055 Fund
Class R4 [PAEPX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2055 Fund returned 21.15%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	21.15	10.56	8.75
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR4-0924

Putnam Sustainable Retirement 2055 Fund
Class R5 [PAESX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2055 Fund returned 21.36%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	21.36	10.72	8.90
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR5-0924

Putnam Sustainable Retirement 2055 Fund
Class R6 [PREVX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$7	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2055 Fund returned 21.45%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	21.45	10.80	8.94
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR6-0924

Putnam Sustainable Retirement 2055 Fund
Class Y [PRTLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2055 Fund returned 21.31%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	21.31	10.69	8.84
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSY-0924

Putnam Sustainable Retirement 2050 Fund
Class A [PRRJX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$34	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2050 Fund returned 20.28%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	20.28	9.89	8.26
Class A (with sales charge)	13.36	8.60	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSA-0924

Putnam Sustainable Retirement 2050 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$116	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2050 Fund returned 19.38%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	19.38	9.07	7.62
Class B (with sales charge)	14.38	8.79	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSB-0924

Putnam Sustainable Retirement 2050 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$116	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2050 Fund returned 19.42%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	19.42	9.07	7.62
Class C (with sales charge)	18.42	9.07	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSC-0924

Putnam Sustainable Retirement 2050 Fund
Class R [PRRKX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2050 Fund returned 19.79%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	19.79	9.50	7.95
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR-0924

Putnam Sustainable Retirement 2050 Fund
Class R3 [PADWX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$51	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2050 Fund returned 20.14%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	20.14	9.75	8.17
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR3-0924

Putnam Sustainable Retirement 2050 Fund
Class R4 [PAEHX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2050 Fund returned 20.36%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	20.36	10.02	8.44
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR4-0924

Putnam Sustainable Retirement 2050 Fund
Class R5 [PAEJX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2050 Fund returned 20.59%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	20.59	10.19	8.58
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR5-0924

Putnam Sustainable Retirement 2050 Fund
Class R6 [PREUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$4	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2050 Fund returned 20.68%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	20.68	10.26	8.61
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR6-0924

Putnam Sustainable Retirement 2050 Fund
Class Y [PRRUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2050 Fund returned 20.62%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	20.62	10.16	8.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSY-0924

Putnam Sustainable Retirement 2045 Fund
Class A [PRVLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$35	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2045 Fund returned 19.49%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	19.49	9.16	7.83
Class A (with sales charge)	12.62	7.87	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSA-0924

Putnam Sustainable Retirement 2045 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$117	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2045 Fund returned 18.57%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	18.57	8.34	7.19
Class B (with sales charge)	13.57	8.05	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSB-0924

Putnam Sustainable Retirement 2045 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$117	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2045 Fund returned 18.55%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	18.55	8.34	7.19
Class C (with sales charge)	17.55	8.34	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSC-0924

Putnam Sustainable Retirement 2045 Fund
Class R
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.72%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2045 Fund returned 19.04%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	19.04	8.78	7.50
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR-0924

Putnam Sustainable Retirement 2045 Fund
Class R3 [PACGX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$52	0.47%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2045 Fund returned 19.33%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	19.33	9.05	7.74
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR3-0924

Putnam Sustainable Retirement 2045 Fund
Class R4 [PACFX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$24	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2045 Fund returned 19.58%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	19.58	9.32	8.01
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR4-0924

Putnam Sustainable Retirement 2045 Fund
Class R5 [PACHX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$8	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2045 Fund returned 19.76%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	19.76	9.46	8.15
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR5-0924

Putnam Sustainable Retirement 2045 Fund
Class R6 [PREKX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$3	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2045 Fund returned 19.94%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.94	9.54	8.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR6-0924

Putnam Sustainable Retirement 2045 Fund
Class Y [PRVYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$8	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2045 Fund returned 19.77%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	19.77	9.45	8.11
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSY-0924

Putnam Sustainable Retirement 2040 Fund
Class A [PRRZX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$37	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2040 Fund returned 18.34%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	18.34	8.14	7.16
Class A (with sales charge)	11.53	6.86	6.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSA-0924

Putnam Sustainable Retirement 2040 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$119	1.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2040 Fund returned 17.47%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	17.47	7.33	6.52
Class B (with sales charge)	12.47	7.03	6.52
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSB-0924

Putnam Sustainable Retirement 2040 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2040 Fund returned 17.41%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.41	7.32	6.53
Class C (with sales charge)	16.41	7.32	6.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSC-0924

Putnam Sustainable Retirement 2040 Fund
Class R
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$81	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2040 Fund returned 17.87%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	17.87	7.75	6.84
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR-0924

Putnam Sustainable Retirement 2040 Fund
Class R3 [PAAUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2040 Fund returned 18.16%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	18.16	7.99	7.05
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR3-0924

Putnam Sustainable Retirement 2040 Fund
Class R4 [PAAYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$26	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2040 Fund returned 18.49%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	18.49	8.26	7.31
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR4-0924

Putnam Sustainable Retirement 2040 Fund
Class R5 [PABTX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2040 Fund returned 18.66%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	18.66	8.43	7.46
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR5-0924

Putnam Sustainable Retirement 2040 Fund
Class R6 [PREHX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$1	-0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2040 Fund returned 18.76%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.76	8.51	7.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR6-0924

Putnam Sustainable Retirement 2040 Fund
Class Y [PRZZX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2040 Fund returned 18.63%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	18.63	8.40	7.43
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSY-0924

Putnam Sustainable Retirement 2035 Fund
Class A [PRRWX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$39	0.36%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2035 Fund returned 16.67%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	16.67	6.77	6.24
Class A (with sales charge)	9.96	5.51	5.61
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSA-0924

Putnam Sustainable Retirement 2035 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$120	1.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2035 Fund returned 15.79%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	15.79	5.98	5.60
Class B (with sales charge)	10.79	5.66	5.60
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSB-0924

Putnam Sustainable Retirement 2035 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$120	1.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2035 Fund returned 15.77%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	15.77	5.98	5.60
Class C (with sales charge)	14.77	5.98	5.60
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSC-0924

Putnam Sustainable Retirement 2035 Fund
Class R
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.76%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2035 Fund returned 16.23%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	16.23	6.39	5.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR-0924

Putnam Sustainable Retirement 2035 Fund
Class R3 [PADUX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$55	0.51%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2035 Fund returned 16.52%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	16.52	6.65	6.11
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR3-0924

Putnam Sustainable Retirement 2035 Fund
Class R4 [PADSX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$28	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2035 Fund returned 16.82%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	16.82	6.91	6.37
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR4-0924

Putnam Sustainable Retirement 2035 Fund
Class R5 [PADVX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$12	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2035 Fund returned 16.96%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	16.96	7.05	6.52
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR5-0924

Putnam Sustainable Retirement 2035 Fund
Class R6 [PREGX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2035 Fund returned 17.10%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	17.10	7.15	6.58
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR6-0924

Putnam Sustainable Retirement 2035 Fund
Class Y [PRRYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$12	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2035 Fund returned 16.99%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	16.99	7.06	6.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSY-0924

Putnam Sustainable Retirement 2030 Fund
Class A [PRRQX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$44	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2030 Fund returned 13.55%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	13.55	4.95	5.01
Class A (with sales charge)	7.02	3.71	4.39
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSA-0924

Putnam Sustainable Retirement 2030 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$123	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2030 Fund returned 12.71%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	12.71	4.17	4.38
Class B (with sales charge)	7.71	3.84	4.38
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSB-0924

Putnam Sustainable Retirement 2030 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$123	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2030 Fund returned 12.77%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	12.77	4.17	4.39
Class C (with sales charge)	11.77	4.17	4.39
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSC-0924

Putnam Sustainable Retirement 2030 Fund
Class R
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$86	0.81%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2030 Fund returned 13.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	13.17	4.58	4.70
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR-0924

Putnam Sustainable Retirement 2030 Fund
Class R3 [PADOX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$60	0.56%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2030 Fund returned 13.42%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	13.42	4.80	4.87
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR3-0924

Putnam Sustainable Retirement 2030 Fund
Class R4 [PADNX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$33	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2030 Fund returned 13.74%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	13.74	5.06	5.13
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR4-0924

Putnam Sustainable Retirement 2030 Fund
Class R5 [PADRX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2030 Fund returned 13.88%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	13.88	5.22	5.27
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR5-0924

Putnam Sustainable Retirement 2030 Fund
Class R6 [PREZX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2030 Fund returned 13.97%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.97	5.31	5.35
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR6-0924

Putnam Sustainable Retirement 2030 Fund
Class Y [PRRTX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2030 Fund returned 13.91%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	13.91	5.22	5.28
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSY-0924

Putnam Sustainable Retirement 2025 Fund
Class A [PRROX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$45	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2025 Fund returned 11.41%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	11.41	3.39	3.83
Class A (with sales charge)	5.00	2.17	3.22
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSA-0924

Putnam Sustainable Retirement 2025 Fund
Class B
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$124	1.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2025 Fund returned 10.59%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	10.59	2.61	3.20
Class B (with sales charge)	5.59	2.27	3.20
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSB-0924

Putnam Sustainable Retirement 2025 Fund
Class C
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$124	1.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2025 Fund returned 10.58%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	10.58	2.61	3.21
Class C (with sales charge)	9.57	2.61	3.21
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSC-0924

Putnam Sustainable Retirement 2025 Fund
Class R
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$88	0.83%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2025 Fund returned 11.01%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	11.01	3.02	3.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSR-0924

Putnam Sustainable Retirement 2025 Fund
Class R3 [PADHX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$61	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2025 Fund returned 11.23%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	11.23	3.24	3.68
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSR3-0924

Putnam Sustainable Retirement 2025 Fund
Class R4 [PADJX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$35	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2025 Fund returned 11.54%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	11.54	3.50	3.94
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSR4-0924

Putnam Sustainable Retirement 2025 Fund
Class R5 [PADKX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2025 Fund returned 11.72%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	11.72	3.65	4.08
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSR5-0924

Putnam Sustainable Retirement 2025 Fund
Class R6 [PRMFX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$8	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2025 Fund returned 11.81%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.81	3.74	4.16
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSR6-0924

Putnam Sustainable Retirement 2025 Fund
Class Y [PRRPX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2025 Fund returned 11.68%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	11.68	3.65	4.08
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement 2025 Fund	PAGE 2	39016-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2025 Fund	PAGE 3	39016-ATSY-0924

Putnam Sustainable Retirement Maturity Fund
Class A [PRMAX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$44	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement Maturity Fund returned 10.97%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	10.97	2.58	2.68
Class A (with sales charge)	6.53	1.75	2.26
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSA-0924

Putnam Sustainable Retirement Maturity Fund
Class B [PRMLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$123	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement Maturity Fund returned 10.12%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	10.12	1.82	2.06
Class B (with sales charge)	5.12	1.47	2.06
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSB-0924

Putnam Sustainable Retirement Maturity Fund
Class C [PRMCX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$123	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement Maturity Fund returned 10.10%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	10.10	1.82	2.06
Class C (with sales charge)	9.10	1.82	2.06
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSC-0924

Putnam Sustainable Retirement Maturity Fund
Class R [PRMKX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$86	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement Maturity Fund returned 10.49%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	10.49	2.23	2.36
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR-0924

Putnam Sustainable Retirement Maturity Fund
Class R3 [PACKX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$60	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement Maturity Fund returned 10.76%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR3-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	10.76	2.42	2.51
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR3-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR3-0924

Putnam Sustainable Retirement Maturity Fund
Class R4 [PACPX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$34	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement Maturity Fund returned 11.07%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR4-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	11.07	2.69	2.78
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR4-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR4-0924

Putnam Sustainable Retirement Maturity Fund
Class R5 [PACQX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement Maturity Fund returned 11.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	11.20	2.84	2.92
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR5-0924

Putnam Sustainable Retirement Maturity Fund
Class R6 [PREWX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement Maturity Fund returned 11.32%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.32	2.94	3.01
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR6-0924

Putnam Sustainable Retirement Maturity Fund
Class Y [PRMYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement Maturity Fund returned 11.19%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	11.19	2.84	2.93
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund changed its investment strategy as of February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSY-0924

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
July 31, 2024	$225,701	$ —	$58,908	$ —
July 31, 2023*	$169,518	$ —	$58,728	$ —

For the fiscal years ended July 31, 2024 and July 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,089,705 and $300,651 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
July 31, 2024	$ —	$861,963	$168,834	$1,030,797
July 31, 2023*	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Sustainable Retirement
Funds

Financial Statements and Other Important Information

Annual | July 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement 2060 Fund,
Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2050 Fund,
Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2040 Fund,
Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2030 Fund,
Putnam Sustainable Retirement 2025 Fund and Putnam Sustainable Retirement Maturity Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of each of the funds indicated in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund
Putnam Sustainable Retirement 2065 Fund
Putnam Sustainable Retirement 2060 Fund
Putnam Sustainable Retirement 2055 Fund
Putnam Sustainable Retirement 2050 Fund
Putnam Sustainable Retirement 2045 Fund
Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement Maturity Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the transfer agent, including performing other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 17, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Sustainable Retirement Funds 1

The funds’ portfolios 7/31/24

2065 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (95.0%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	2,163	$47,518
Putnam PanAgora ESG International Equity ETF Ω	7,242	174,047
Putnam Sustainable Future ETF Ω	9,236	224,712
Putnam Sustainable Leaders ETF Ω	14,165	458,380
Total equity investment companies (cost $732,780)		$904,657

FIXED INCOME INVESTMENT COMPANIES (4.6%)*
Putnam ESG Core Bond ETF Ω	647	$31,729
Putnam ESG High Yield ETF Ω	205	10,474
Putnam ESG Ultra Short ETF Ω	38	1,923
Total fixed income investment companies (cost $43,359)		$44,126

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 5.07% Ω	4,175	$4,175
Total short-term investments (cost $4,175)		$4,175

TOTAL INVESTMENTS
Total investments (cost $780,314)		$952,958

* Percentages indicated are based on net assets of $952,206.

2060 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (91.2%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	88,180	$1,937,200
Putnam PanAgora ESG International Equity ETF Ω	294,791	7,084,712
Putnam Sustainable Future ETF Ω	373,803	9,094,627
Putnam Sustainable Leaders ETF Ω	574,280	18,583,701
Total equity investment companies (cost $31,281,370)		$36,700,240

FIXED INCOME INVESTMENT COMPANIES (7.1%)*
Putnam ESG Core Bond ETF Ω	42,546	$2,086,456
Putnam ESG High Yield ETF Ω	13,254	677,210
Putnam ESG Ultra Short ETF Ω	1,738	87,943
Total fixed income investment companies (cost $2,803,369)		$2,851,609

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.07% Ω	126,641	$126,641
Total short-term investments (cost $126,641)		$126,641

TOTAL INVESTMENTS
Total investments (cost $34,211,380)		$39,678,490

* Percentages indicated are based on net assets of $40,244,317.

2	Sustainable Retirement Funds

The funds’ portfolios 7/31/24 cont.

2055 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (87.7%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	208,620	$4,583,110
Putnam PanAgora ESG International Equity ETF Ω	705,126	16,946,293
Putnam Sustainable Future ETF Ω	897,146	21,827,562
Putnam Sustainable Leaders ETF Ω	1,374,779	44,487,849
Total equity investment companies (cost $71,940,146)		$87,844,814

FIXED INCOME INVESTMENT COMPANIES (11.9%)*
Putnam ESG Core Bond ETF Ω	179,456	$8,800,522
Putnam ESG High Yield ETF Ω	57,024	2,913,630
Putnam ESG Ultra Short ETF Ω	4,127	208,826
Total fixed income investment companies (cost $11,768,973)		$11,922,978

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Government Money Market Fund Class G 5.07% Ω	488,972	$488,972
Total short-term investments (cost $488,972)		$488,972

TOTAL INVESTMENTS
Total investments (cost $84,198,091)		$100,256,764

* Percentages indicated are based on net assets of $100,153,986.

2050 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (82.6%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	326,321	$7,168,848
Putnam PanAgora ESG International Equity ETF Ω	1,110,065	26,678,192
Putnam Sustainable Future ETF Ω	1,414,674	34,419,018
Putnam Sustainable Leaders ETF Ω	2,175,678	70,404,940
Total equity investment companies (cost $111,542,383)		$138,670,998

FIXED INCOME INVESTMENT COMPANIES (17.0%)*
Putnam ESG Core Bond ETF Ω	425,192	$20,851,416
Putnam ESG High Yield ETF Ω	135,113	6,903,572
Putnam ESG Ultra Short ETF Ω	16,846	852,408
Total fixed income investment companies (cost $28,263,999)		$28,607,396

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.07% Ω	525,003	$525,003
Total short-term investments (cost $525,003)		$525,003

TOTAL INVESTMENTS
Total investments (cost $140,331,385)		$167,803,397

* Percentages indicated are based on net assets of $167,933,237.

Sustainable Retirement Funds	3

The funds’ portfolios 7/31/24 cont.

2045 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (77.3%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	384,378	$8,444,285
Putnam PanAgora ESG International Equity ETF Ω	1,351,886	32,489,876
Putnam Sustainable Future ETF Ω	1,725,835	41,989,566
Putnam Sustainable Leaders ETF Ω	2,658,649	86,033,881
Total equity investment companies (cost $136,396,823)		$168,957,608

FIXED INCOME INVESTMENT COMPANIES (22.4%)*
Putnam ESG Core Bond ETF Ω	688,516	$33,764,825
Putnam ESG High Yield ETF Ω	210,212	10,740,740
Putnam ESG Ultra Short ETF Ω	86,435	4,373,611
Total fixed income investment companies (cost $48,303,162)		$48,879,176

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 5.07% Ω	852,079	$852,079
Total short-term investments (cost $852,079)		$852,079

TOTAL INVESTMENTS
Total investments (cost $185,552,064)		$218,688,863

* Percentages indicated are based on net assets of $218,486,507.

2040 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (68.7%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	275,702	$6,056,815
Putnam PanAgora ESG International Equity ETF Ω	1,444,017	34,704,061
Putnam Sustainable Future ETF Ω	1,984,141	48,274,151
Putnam Sustainable Leaders ETF Ω	3,029,063	98,020,479
Total equity investment companies (cost $147,341,543)		$187,055,506

FIXED INCOME INVESTMENT COMPANIES (30.5%)*
Putnam ESG Core Bond ETF Ω	1,260,224	$61,801,383
Putnam ESG High Yield ETF Ω	255,155	13,037,094
Putnam ESG Ultra Short ETF Ω	160,453	8,118,922
Total fixed income investment companies (cost $82,185,987)		$82,957,399

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.07% Ω	885,998	$885,998
Total short-term investments (cost $885,998)		$885,998

TOTAL INVESTMENTS
Total investments (cost $230,413,528)		$270,898,903
* Percentages indicated are based on net assets of $272,304,739.

4	Sustainable Retirement Funds

The funds’ portfolios 7/31/24 cont.

2035 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (57.4%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	26,277	$577,272
Putnam PanAgora ESG International Equity ETF Ω	1,174,985	28,238,415
Putnam Sustainable Future ETF Ω	1,837,653	44,710,097
Putnam Sustainable Leaders ETF Ω	2,767,948	89,570,797
Total equity investment companies (cost $129,876,053)		$163,096,581

FIXED INCOME INVESTMENT COMPANIES (42.3%)*
Putnam ESG Core Bond ETF Ω	1,929,243	$94,610,077
Putnam ESG High Yield ETF Ω	273,100	13,953,990
Putnam ESG Ultra Short ETF Ω	229,502	11,612,801
Total fixed income investment companies (cost $119,210,560)		$120,176,868

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Government Money Market Fund Class G 5.07% Ω	1,334,167	$1,334,167
Total short-term investments (cost $1,334,167)		$1,334,167

TOTAL INVESTMENTS
Total investments (cost $250,420,780)		$284,607,616

* Percentages indicated are based on net assets of $284,146,121.

2030 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (61.0%)*
Putnam ESG Core Bond ETF Ω	2,947,211	$144,531,226
Putnam ESG High Yield ETF Ω	379,998	19,415,922
Putnam ESG Ultra Short ETF Ω	312,271	15,800,913
Total fixed income investment companies (cost $178,508,894)		$179,748,061

EQUITY INVESTMENT COMPANIES (38.6%)*
Putnam PanAgora ESG International Equity ETF Ω	813,307	$19,546,207
Putnam Sustainable Future ETF Ω	1,289,450	31,372,319
Putnam Sustainable Leaders ETF Ω	1,936,324	62,659,445
Total equity investment companies (cost $90,097,713)		$113,577,971

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.07% Ω	1,001,688	$1,001,688
Total short-term investments (cost $1,001,688)		$1,001,688

TOTAL INVESTMENTS
Total investments (cost $269,608,295)		$294,327,720

* Percentages indicated are based on net assets of $294,483,145.

Sustainable Retirement Funds	5

The funds’ portfolios 7/31/24 cont.

2025 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (72.8%)*
Putnam ESG Core Bond ETF Ω	2,970,066	$145,652,037
Putnam ESG High Yield ETF Ω	771,198	39,404,208
Putnam ESG Ultra Short ETF Ω	309,057	15,638,284
Total fixed income investment companies (cost $199,020,048)		$200,694,529

EQUITY INVESTMENT COMPANIES (27.0%)*
Putnam PanAgora ESG International Equity ETF Ω	527,308	$12,672,793
Putnam Sustainable Future ETF Ω	849,819	20,676,096
Putnam Sustainable Leaders ETF Ω	1,267,875	41,028,435
Total equity investment companies (cost $61,379,766)		$74,377,324

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 5.07% Ω	983,482	$983,482
Total short-term investments (cost $983,482)		$983,482

TOTAL INVESTMENTS
Total investments (cost $261,383,296)		$276,055,335

* Percentages indicated are based on net assets of $275,838,070.

Maturity Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (74.7%)*
Putnam ESG Core Bond ETF Ω	2,166,349	$106,237,756
Putnam ESG High Yield ETF Ω	675,131	34,495,683
Putnam ESG Ultra Short ETF Ω	228,337	11,553,852
Total fixed income investment companies (cost $151,630,311)		$152,287,291

EQUITY INVESTMENT COMPANIES (25.2%)*
Putnam PanAgora ESG International Equity ETF Ω	364,755	$8,766,157
Putnam Sustainable Future ETF Ω	588,010	14,306,283
Putnam Sustainable Leaders ETF Ω	877,019	28,380,335
Total equity investment companies (cost $38,241,532)		$51,452,775

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.07% Ω	565,957	$565,957
Total short-term investments (cost $565,957)		$565,957

TOTAL INVESTMENTS
Total investments (cost $190,437,800)		$204,306,023

* Percentages indicated are based on net assets of $203,864,636.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
Ω	Affiliated company (Note 5). For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

6	Sustainable Retirement Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
Level 1 : Valuations based on quoted prices for identical securities in active markets.
Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:
2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$904,657	$—	$—
Fixed Income Investment Companies	44,126	—	—
Short-Term Investments	4,175	—	—
Totals by level	$952,958	$—	$—
2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$36,700,240	$—	$—
Fixed Income Investment Companies	2,851,609	—	—
Short-Term Investments	126,641	—	—
Totals by level	$39,678,490	$—	$—
2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$87,844,814	$—	$—
Fixed Income Investment Companies	11,922,978	—	—
Short-Term Investments	488,972	—	—
Totals by level	$100,256,764	$—	$—
2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$138,670,998	$—	$—
Fixed Income Investment Companies	28,607,396	—	—
Short-Term Investments	525,003	—	—
Totals by level	$167,803,397	$—	$—
2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$168,957,608	$—	$—
Fixed Income Investment Companies	48,879,176	—	—
Short-Term Investments	852,079	—	—
Totals by level	$218,688,863	$—	$—
2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$187,055,506	$—	$—
Fixed Income Investment Companies	82,957,399	—	—
Short-Term Investments	885,998	—	—
Totals by level	$270,898,903	$—	$—
2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$163,096,581	$—	$—
Fixed Income Investment Companies	120,176,868	—	—
Short-Term Investments	1,334,167	—	—
Totals by level	$284,607,616	$—	$—

Sustainable Retirement Funds	7

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$113,577,971	$—	$—
Fixed Income Investment Companies	179,748,061	—	—
Short-Term Investments	1,001,688	—	—
Totals by level	$294,327,720	$—	$—
2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$74,377,324	$—	$—
Fixed Income Investment Companies	200,694,529	—	—
Short-Term Investments	983,482	—	—
Totals by level	$276,055,335	$—	$—
Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$51,452,775	$—	$—
Fixed Income Investment Companies	152,287,291	—	—
Short-Term Investments	565,957	—	—
Totals by level	$204,306,023	$—	$—

The accompanying notes are an integral part of these financial statements.

8	Sustainable Retirement Funds

Financial Statements Statement of assets and liabilities 7/31/24
ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$952,958	$39,678,490	$100,256,764	$167,803,397	$218,688,863
Cash	752	1	1	—	1
Receivable for income distributions from underlying Putnam fund shares	18	279	1,468	5,672	8,090
Receivable for shares of the fund sold	59	733,846	303,878	871,760	1,011,684
Receivable from Manager (Note 2)	2,824	24,110	53,115	79,300	90,822
Total assets	956,611	40,436,726	100,615,226	168,760,129	219,799,460

LIABILITIES
Payable for shares of the fund repurchased	—	26,469	92,496	697,982	383,365
Payable for investments purchased	—	131,002	280,622	—	765,767
Payable for investor servicing fees (Note 2)	340	13,902	39,440	64,338	84,949
Payable for distribution fees (Note 2)	1,546	6,837	19,504	20,954	26,235
Payable for postage expense	2,191	3,058	3,788	4,163	4,363
Payable for auditing and tax fee	152	4,609	13,228	23,963	31,168
Other accrued expenses	176	6,532	12,162	15,492	17,106
Total liabilities	4,405	192,409	461,240	826,892	1,312,953
Net assets	$952,206	$40,244,317	$100,153,986	$167,933,237	$218,486,507

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$764,509	$35,327,325	$88,025,616	$147,857,719	$195,563,861
Total distributable earnings (Note 1)	187,697	4,916,992	12,128,370	20,075,518	22,922,646
Total — Representing net assets applicable to capital outstanding	$952,206	$40,244,317	$100,153,986	$167,933,237	$218,486,507

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$315,076	$8,987,524	$19,802,092	$21,863,893	$27,363,490
Number of shares outstanding	25,243	646,837	1,490,264	1,039,581	1,254,160
Net asset value and redemption price	$12.48	$13.89	$13.29	$21.03	$21.82
Offering price per class A share (100/94.25 of Class A net asset value)*	$13.24	$14.74	$14.10	$22.31	$23.15
Computation of net asset value and offering price Class B
Net Assets	N/A	$20,427	$36,450	$16,926	$53,538
Number of shares outstanding	N/A	1,484	2,772	818	2,922
Net asset value and offering price***	N/A	$13.76	$13.15	$20.68†	$18.32
Computation of net asset value and offering price Class C
Net Assets	$399,832	$306,652	$654,383	$1,093,554	$966,645
Number of shares outstanding	32,386	22,523	51,192	54,922	53,044
Net asset value and offering price***	$12.35	$13.62	$12.78	$19.91	$18.22
Computation of net asset value, offering price and redemption price Class R
Net Assets	$13,793	$21,220	$125,668	$136,553	$107,281
Number of shares outstanding	1,104	1,519	9,211	6,644	4,619
Net asset value, offering price and redemption value	$12.49	$13.97	$13.64	$20.55	$23.23
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$13,917	$86,378	$3,906,233	$2,507,145	$3,879,531
Number of shares outstanding	1,112	6,190	291,696	119,753	133,203
Net asset value, offering price and redemption value	$12.52	$13.95	$13.39	$20.94	$29.13†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$14,041	$144,800	$493,925	$264,631	$949,030
Number of shares outstanding	1,120	10,359	36,795	12,617	32,558
Net asset value, offering price and redemption value	$12.54	$13.98	$13.42	$20.97	$29.15
(Continued on next page)
Sustainable Retirement Funds
9

	Statement of assets and liabilities 7/31/24 cont.
	COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
	Computation of net asset value, offering price and redemption price Class R5
	Net Assets	$14,116	$14,035	$13,823	$13,605	$13,371
	Number of shares outstanding	1,125	1,002	1,029	648	458
	Net asset value, offering price and redemption value	$12.55	$14.01	$13.44†	$20.98†	$29.19
	Computation of net asset value, offering price and redemption price Class R6
	Net Assets	$167,316	$1,663,847	$1,787,826	$4,357,042	$3,500,853
	Number of shares outstanding	13,326	118,663	132,925	207,539	119,869
	Net asset value, offering price and redemption value	$12.56	$14.02	$13.45	$20.99	$29.21
	Computation of net asset value, offering price and redemption price Class Y
	Net Assets	$14,115	$28,999,434	$73,333,586	$137,679,888	$181,652,768
	Number of shares outstanding	1,125	2,077,950	5,440,340	6,565,946	6,223,025
	Net asset value, offering price and redemption value	$12.55	$13.96	$13.48	$20.97	$29.19
	Cost of investments (Note 1)	$780,314	$34,211,380	$84,198,091	$140,331,385	$185,552,064
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduce..
***	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.
10
Sustainable Retirement Funds

Statement of assets and liabilities 7/31/24 cont.
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$270,898,903	$284,607,616	$294,327,720	$276,055,335	$204,306,023
Cash	1	—	—	228,324	1
Receivable for income distributions from underlying Putnam fund shares	11,620	12,333	15,493	14,879	2,869
Receivable for shares of the fund sold	1,832,259	767,863	825,689	901,384	1,084
Receivable from Manager (Note 2)	94,331	73,296	36,661	20,980	19,061
Total assets	272,837,114	285,461,108	295,205,563	277,220,902	204,329,038

LIABILITIES
Payable for shares of the fund repurchased	337,727	1,104,440	507,931	295,664	304,821
Payable for investments purchased	—	—	—	890,373	—
Payable for investor servicing fees (Note 2)	106,297	111,762	119,308	107,779	84,226
Payable for distribution fees (Note 2)	25,720	34,299	28,698	26,478	24,592
Payable for postage expense	4,707	4,551	4,867	4,574	5,128
Payable for auditing and tax fee	42,243	43,201	47,188	41,969	36,888
Other accrued expenses	15,681	16,734	14,426	15,995	8,747
Total liabilities	532,375	1,314,987	722,418	1,382,832	464,402
Net assets	$272,304,739	$284,146,121	$294,483,145	$275,838,070	$203,864,636

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$244,783,065	$265,362,508	$293,329,325	$286,677,112	$231,474,255
Total distributable earnings (Note 1)	27,521,674	18,783,613	1,153,820	(10,839,042)	(27,609,619)
Total — Representing net assets applicable to capital outstanding	$272,304,739	$284,146,121	$294,483,145	$275,838,070	$203,864,636

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$25,880,214	$30,391,739	$25,173,712	$23,182,359	$23,512,505
Number of shares outstanding	1,121,783	1,332,725	1,192,387	1,123,051	1,426,003
Net asset value and redemption price	$23.07	$22.80	$21.11	$20.64	$16.49
Offering price per class A share (100/94.25 of Class A net asset value)*	$24.48	$24.19	$22.40	$21.90	N/A
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.18
Computation of net asset value and offering price Class B
Net Assets	$98,419	$55,729	$21,428	$44,474	$31,496
Number of shares outstanding	4,961	2,796	1,085	2,369	1,970
Net asset value and offering price ***	$19.84	$19.93	$19.74†	$18.77	$15.99
Computation of net asset value and offering price Class C
Net Assets	$897,187	$1,237,929	$747,710	$1,037,008	$780,626
Number of shares outstanding	47,216	63,375	39,087	56,444	48,674
Net asset value and offering price ***	$19.00	$19.53	$19.13	$18.37	$16.04
Computation of net asset value, offering price and redemption price Class R
Net Assets	$91,876	$649,813	$58,476	$699,028	$598,334
Number of shares outstanding	3,744	30,398	3,044	37,189	36,348
Net asset value, offering price and redemption value	$24.54	$21.38	$19.21	$18.80	$16.46
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,448,059	$6,650,002	$6,757,361	$3,207,895	$1,390,903
Number of shares outstanding	117,445	232,224	266,104	155,771	84,027
Net asset value, offering price and redemption value	$29.36	$28.64	$25.39	$20.59	$16.55
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$516,547	$1,025,081	$2,888,666	$1,288,083	$134,008
Number of shares outstanding	17,568	35,771	113,606	62,563	8,088
Net asset value, offering price and redemption value	$29.40	$28.66	$25.43	$20.59	$16.57
(Continued on next page)
Sustainable Retirement Funds
11

	Statement of assets and liabilities 7/31/24 cont.
	COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
	Computation of net asset value, offering price and redemption price Class R5
	Net Assets	$13,070	$12,637	$11,968	$11,422	$11,066
	Number of shares outstanding	445	441	470	555	668
	Net asset value, offering price and redemption value	$29.40†	$28.68†	$25.44†	$20.60†	$16.56†
	Computation of net asset value, offering price and redemption price Class R6
	Net Assets	$1,830,431	$7,443,346	$5,288,564	$2,574,650	$904,947
	Number of shares outstanding	62,219	259,341	207,713	124,916	54,647
	Net asset value, offering price and redemption value	$29.42	$28.70	$25.46	$20.61	$16.56
	Computation of net asset value, offering price and redemption price Class Y
	Net Assets	$239,528,936	$236,679,845	$253,535,260	$243,793,151	$176,500,751
	Number of shares outstanding	8,165,723	8,260,633	9,987,194	11,850,707	10,655,786
	Net asset value, offering price and redemption value	$29.33	$28.65	$25.39	$20.57	$16.56
	Cost of investments (Note 1)	$230,413,528	$250,420,780	$269,608,295	$261,383,296	$190,437,800
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
***	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.
12
Sustainable Retirement Funds

Statement of operations
Year ended 7/31/24

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying Putnam fund shares (Note 5)	$10,253	$284,362	$1,005,654	$2,198,781	$3,266,388

EXPENSES
Compensation of Manager (Note 2)	4,534	134,628	379,296	673,950	859,517
Investor servicing fees (Note 2)	889	29,992	93,057	160,841	212,664
Distribution fees (Note 2)	3,982	12,470	41,158	46,774	61,157
Postage	6,916	7,807	8,586	8,932	9,132
Reports to shareholders	6,608	10,238	13,537	15,552	15,695
Blue sky expense	71,643	82,256	82,269	79,325	83,132
Other	3,960	11,452	22,631	34,794	43,524
Fees waived and reimbursed by Manager (Note 2)	(94,452)	(268,726)	(563,614)	(902,040)	(1,105,688)
Total expenses	4,080	20,117	76,920	118,128	179,133
Net investment income	6,173	264,245	928,734	2,080,653	3,087,255

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	54,321	724,386	1,243,542	2,726,049	3,737,012
Capital gain distribution from underlying Putnam fund shares (Note 5)	13	437	2,279	6,364	10,273
Total net realized gain	54,334	724,823	1,245,821	2,732,413	3,747,285
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	116,656	4,188,009	12,224,283	20,438,918	24,556,528
Total change in net unrealized appreciation	116,656	4,188,009	12,224,283	20,438,918	24,556,528
Net gain on investments	170,990	4,912,832	13,470,104	23,171,331	28,303,813
Net increase in net assets resulting from operations	$177,163	$5,177,077	$14,398,838	$25,251,984	$31,391,068
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying Putnam fund shares (Note 5)	$5,132,111	$6,111,842	$8,573,490	$9,168,939	$8,359,040

EXPENSES
Compensation of Manager (Note 2)	1,141,797	1,144,473	1,224,133	1,065,976	916,679
Investor servicing fees (Note 2)	284,897	292,746	323,591	286,826	250,976
Distribution fees (Note 2)	66,670	91,805	83,609	80,113	73,712
Postage	9,493	9,335	9,640	9,339	9,917
Reports to shareholders	16,627	15,127	15,799	14,233	14,149
Blue sky expense	81,416	80,870	80,920	82,595	80,853
Other	52,293	55,746	56,705	54,653	41,995
Fees waived and reimbursed by Manager (Note 2)	(1,386,500)	(1,330,378)	(1,309,687)	(1,111,976)	(974,492)
Total expenses	266,693	359,724	484,710	481,759	413,789
Net investment income	4,865,418	5,752,118	8,088,780	8,687,180	7,945,251

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	6,360,285	6,925,326	7,671,213	4,845,671	2,653,444
Capital gain distribution from underlying Putnam fund shares (Note 5)	21,301	32,137	52,688	53,066	48,087
Total net realized gain	6,381,586	6,957,463	7,723,901	4,898,737	2,701,531
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	28,906,067	25,029,895	18,030,333	11,883,698	10,338,654
Total change in net unrealized appreciation	28,906,067	25,029,895	18,030,333	11,883,698	10,338,654
Net gain on investments	35,287,653	31,987,358	25,754,234	16,782,435	13,040,185
Net increase in net assets resulting from operations	$40,153,071	$37,739,476	$33,843,014	$25,469,615	$20,985,436
Sustainable Retirement Funds
13

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$6,173	$11,400
Net realized gain (loss) of underlying Putnam fund shares	54,334	(36,970)
Net unrealized appreciation of underlying Putnam fund shares	116,656	102,904
Net increase in net assets resulting from operations	177,163	77,334
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(2,599)	(2,009)
Class C	(2,089)	(2,747)
Class R	(98)	(135)
Class R3	(125)	(161)
Class R4	(152)	(187)
Class R5	(169)	(202)
Class R6	(4,090)	(4,081)
Class Y	(167)	(248)
Net realized short-term gain on investments
Class A	—	(194)
Class C	—	(418)
Class R	—	(19)
Class R3	—	(19)
Class R4	—	(19)
Class R5	—	(19)
Class R6	—	(360)
Class Y	—	(23)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(2,435)
Class C	—	(5,259)
Class R	—	(236)
Class R3	—	(237)
Class R4	—	(238)
Class R5	—	(238)
Class R6	—	(4,531)
Class Y	—	(288)
Increase from capital share transactions (Note 4)	92,788	227,899
Total increase in net assets	260,462	280,930

NET ASSETS
Beginning of period	691,744	410,814
End of year	$952,206	$691,744

14
Sustainable Retirement Funds

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$264,245	$325,044
Net realized gain (loss) of underlying Putnam fund shares	724,823	(1,009,523)
Net unrealized appreciation of underlying Putnam fund shares	4,188,009	2,421,957
Net increase in net assets resulting from operations	5,177,077	1,737,478
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(20,659)	(17,047)
Class B	(113)	(116)
Class C	(2,436)	(2,167)
Class R	(170)	(170)
Class R3	(804)	(624)
Class R4	(1,447)	(853)
Class R5	(183)	(178)
Class R6	(31,501)	(36,431)
Class Y	(254,071)	(179,660)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(48,734)
Class B	—	(678)
Class C	—	(12,686)
Class R	—	(690)
Class R3	—	(1,957)
Class R4	—	(2,242)
Class R5	—	(450)
Class R6	—	(86,792)
Class Y	—	(445,481)
Increase from capital share transactions (Note 4)	19,007,978	4,301,530
Total increase in net assets	23,873,671	5,202,052

NET ASSETS
Beginning of year	16,370,646	11,168,594
End of year	$40,244,317	$16,370,646

Sustainable Retirement Funds
15

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$928,734	$1,150,708
Net realized gain (loss) of underlying Putnam fund shares	1,245,821	(4,114,862)
Net unrealized appreciation of underlying Putnam fund shares	12,224,283	8,101,217
Net increase in net assets resulting from operations	14,398,838	5,137,063
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(93,478)	(86,036)
Class B	(221)	(392)
Class C	(4,078)	(4,651)
Class R	(988)	(698)
Class R3	(38,328)	(48,535)
Class R4	(6,159)	(5,716)
Class R5	(189)	(195)
Class R6	(44,911)	(124,628)
Class Y	(832,560)	(599,087)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(355,585)
Class B	—	(3,714)
Class C	—	(44,619)
Class R	—	(3,371)
Class R3	—	(218,048)
Class R4	—	(22,658)
Class R5	—	(714)
Class R6	—	(434,241)
Class Y	—	(2,175,190)
Increase from capital share transactions (Note 4)	34,026,947	8,309,989
Total increase in net assets	47,404,873	9,318,974

NET ASSETS
Beginning of year	52,749,113	43,430,139
End of year	$100,153,986	$52,749,113

16
Sustainable Retirement Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$2,080,653	$2,492,201
Net realized gain (loss) of underlying Putnam fund shares	2,732,413	(7,738,339)
Net unrealized appreciation of underlying Putnam fund shares	20,438,918	14,830,717
Net increase in net assets resulting from operations	25,251,984	9,584,579
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(128,127)	(136,534)
Class B	(233)	(461)
Class C	(10,461)	(12,612)
Class R	(411)	(8,813)
Class R3	(27,025)	(34,577)
Class R4	(3,690)	(3,978)
Class R5	(205)	(227)
Class R6	(97,859)	(227,715)
Class Y	(1,800,828)	(1,573,501)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(644,915)
Class B	—	(8,042)
Class C	—	(89,609)
Class R	—	(49,674)
Class R3	—	(179,909)
Class R4	—	(17,565)
Class R5	—	(950)
Class R6	—	(912,479)
Class Y	—	(6,586,111)
Increase from capital share transactions (Note 4)	41,623,557	15,967,544
Total increase in net assets	64,806,702	15,064,451

NET ASSETS
Beginning of year	103,126,535	88,062,084
End of year	$167,933,237	$103,126,535

Sustainable Retirement Funds
17

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$3,087,255	$4,304,846
Net realized gain (loss) of underlying Putnam fund shares	3,747,285	(11,439,022)
Net unrealized appreciation of underlying Putnam fund shares	24,556,528	19,000,255
Net increase in net assets resulting from operations	31,391,068	11,866,079
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(276,201)	(459,165)
Class B	(3,547)	(13,868)
Class C	(17,613)	(24,076)
Class R	(1,413)	(1,505)
Class R3	(42,626)	(73,380)
Class R4	(12,836)	(21,829)
Class R5	(203)	(311)
Class R6	(92,904)	(343,625)
Class Y	(2,311,767)	(3,170,059)
Net realized short-term gain on investments
Class A	—	(629)
Class B	—	(23)
Class C	—	(40)
Class R	—	(2)
Class R3	—	(113)
Class R4	—	(30)
Class R5	—	(1)
Class R6	—	(433)
Class Y	—	(4,117)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,100,739)
Class B	—	(40,584)
Class C	—	(70,695)
Class R	—	(4,295)
Class R3	—	(197,562)
Class R4	—	(52,044)
Class R5	—	(707)
Class R6	—	(757,360)
Class Y	—	(7,204,678)
Increase from capital share transactions (Note 4)	50,857,496	13,008,198
Total increase in net assets	79,489,454	11,332,407

NET ASSETS
Beginning of year	138,997,053	127,664,646
End of year	$218,486,507	$138,997,053

18
Sustainable Retirement Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$4,865,418	$7,849,124
Net realized gain (loss) of underlying Putnam fund shares	6,381,586	(14,949,927)
Net unrealized appreciation of underlying Putnam fund shares	28,906,067	22,973,997
Net increase in net assets resulting from operations	40,153,071	15,873,194
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(384,255)	(667,187)
Class B	(1,630)	(11,613)
Class C	(17,497)	(35,173)
Class R	(3,098)	(5,299)
Class R3	(41,092)	(115,456)
Class R4	(8,622)	(27,545)
Class R5	(218)	(370)
Class R6	(183,707)	(514,044)
Class Y	(3,640,165)	(5,869,743)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,615,510)
Class B	—	(33,518)
Class C	—	(98,576)
Class R	—	(14,189)
Class R3	—	(295,991)
Class R4	—	(65,697)
Class R5	—	(851)
Class R6	—	(1,150,773)
Class Y	—	(13,479,421)
Increase from capital share transactions (Note 4)	32,914,489	19,573,260
Total increase in net assets	68,787,276	11,445,498

NET ASSETS
Beginning of year	203,517,463	192,071,965
End of year	$272,304,739	$203,517,463

Sustainable Retirement Funds
19

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$5,752,118	$9,202,855
Net realized gain (loss) of underlying Putnam fund shares	6,957,463	(17,840,562)
Net unrealized appreciation of underlying Putnam fund shares	25,029,895	21,567,753
Net increase in net assets resulting from operations	37,739,476	12,930,046
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(547,405)	(1,149,216)
Class B	(2,461)	(8,550)
Class C	(24,637)	(60,566)
Class R	(12,770)	(27,429)
Class R3	(99,333)	(207,006)
Class R4	(16,234)	(37,919)
Class R5	(236)	(460)
Class R6	(265,365)	(717,606)
Class Y	(3,816,612)	(6,754,008)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,285,133)
Class B	—	(11,737)
Class C	—	(76,584)
Class R	—	(32,816)
Class R3	—	(245,577)
Class R4	—	(41,849)
Class R5	—	(495)
Class R6	—	(753,903)
Class Y	—	(7,239,702)
Increase from capital share transactions (Note 4)	50,571,748	19,568,141
Total increase in net assets	83,526,171	13,847,631

NET ASSETS
Beginning of year	200,619,950	186,772,319
End of year	$284,146,121	$200,619,950

20
Sustainable Retirement Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$8,088,780	$14,207,580
Net realized gain (loss) of underlying Putnam fund shares	7,723,901	(22,808,351)
Net unrealized appreciation of underlying Putnam fund shares	18,030,333	19,453,575
Net increase in net assets resulting from operations	33,843,014	10,852,804
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(696,083)	(1,485,935)
Class B	(555)	(9,695)
Class C	(20,463)	(52,008)
Class R	(13,200)	(26,523)
Class R3	(139,317)	(290,130)
Class R4	(65,434)	(152,314)
Class R5	(293)	(568)
Class R6	(336,190)	(1,049,075)
Class Y	(5,459,175)	(10,789,894)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,033,986)
Class B	—	(7,779)
Class C	—	(41,010)
Class R	—	(19,470)
Class R3	—	(209,804)
Class R4	—	(105,115)
Class R5	—	(381)
Class R6	—	(692,871)
Class Y	—	(7,250,935)
Increase from capital share transactions (Note 4)	28,694,517	12,408,821
Total increase in net assets	55,806,821	44,132

NET ASSETS
Beginning of year	238,676,324	238,632,192
End of year	$294,483,145	$238,676,324

Sustainable Retirement Funds
21

Statement of changes in net assets cont.

2025 Fund — INCREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$8,687,180	$14,400,408
Net realized gain (loss) of underlying Putnam fund shares	4,898,737	(22,370,561)
Net unrealized appreciation of underlying Putnam fund shares	11,883,698	14,442,043
Net increase in net assets resulting from operations	25,469,615	6,471,890
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(700,742)	(1,468,168)
Class B	(2,024)	(9,107)
Class C	(28,848)	(98,665)
Class R	(18,486)	(46,537)
Class R3	(103,146)	(200,694)
Class R4	(38,058)	(81,071)
Class R5	(349)	(634)
Class R6	(196,123)	(671,541)
Class Y	(5,937,906)	(10,592,593)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(584,440)
Class B	—	(4,394)
Class C	—	(43,500)
Class R	—	(19,512)
Class R3	—	(82,132)
Class R4	—	(31,762)
Class R5	—	(242)
Class R6	—	(252,912)
Class Y	—	(4,047,709)
Increase from capital share transactions (Note 4)	51,593,174	15,331,353
Total increase in net assets	70,037,107	3,567,630

NET ASSETS
Beginning of year	205,800,963	202,233,333
End of year	$275,838,070	$205,800,963

22
Sustainable Retirement Funds

Statement of changes in net assets cont.

Maturity Fund —DECREASE IN NET ASSETS	Year ended 7/31/24	Year ended 7/31/23
Operations
Net investment income	$7,945,251	$16,753,810
Net realized gain (loss) of underlying Putnam fund shares	2,701,531	(25,875,833)
Net unrealized appreciation of underlying Putnam fund shares	10,338,654	15,990,715
Net increase in net assets resulting from operations	20,985,436	6,868,692
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(896,397)	(1,784,456)
Class B	(1,529)	(8,577)
Class C	(26,620)	(63,781)
Class R	(19,204)	(36,203)
Class R3	(54,672)	(113,009)
Class R4	(5,500)	(15,315)
Class R5	(427)	(733)
Class R6	(58,223)	(251,783)
Class Y	(6,939,429)	(14,476,017)
Decrease from capital share transactions (Note 4)	(15,134,259)	(33,432,687)
Total decrease in net assets	(2,150,824)	(43,313,869)

NET ASSETS
Beginning of year	206,015,460	249,329,329
End of year	$203,864,636	$206,015,460

Sustainable Retirement Funds
23

Financial highlights

(For a common share outstanding throughout the period)

2065 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$10.33	.09	2.19	2.28	(.13)	—	(.13)	$12.48	22.28	$315.28		.85	45
July 31, 2023	9.72	.18	.86	1.04	(.19)	(.24)	(.43)	10.33	11.38	183.28		1.90	144 [i]
July 31, 2022	11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	9.72	(9.42)	57.28		.52	13
July 31, 2021 Δ	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
July 31, 2024	$10.24	.02	2.16	2.18	(.07)	—	(.07)	$12.35	21.39	$400	1.03	.15	45
July 31, 2023	9.64	.14	.82	.96	(.12)	(.24)	(.36)	10.24	10.54	262	1.03	1.44	144 [i]
July 31, 2022	11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	9.64	(10.05)	180	1.03	(.32)	13
July 31, 2021 Δ	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
July 31, 2024	$10.34	.06	2.18	2.24	(.09)	—	(.09)	$12.49	21.78	$14.68		.51	45
July 31, 2023	9.70	.16	.85	1.01	(.13)	(.24)	(.37)	10.34	11.02	11.68		1.71	144 [i]
July 31, 2022	11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	9.70	(9.89)	10.68		.41	13
July 31, 2021 Δ	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
July 31, 2024	$10.36	.08	2.19	2.27	(.11)	—	(.11)	$12.52	22.10	$14.43		.76	45
July 31, 2023	9.72	.19	.84	1.03	(.15)	(.24)	(.39)	10.36	11.29	11.43		1.96	144 [i]
July 31, 2022	11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	9.72	(9.58)	10.43		.66	13
July 31, 2021 Δ	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
July 31, 2024	$10.37	.11	2.20	2.31	(.14)	—	(.14)	$12.54	22.46	$14.18		1.00	45
July 31, 2023	9.74	.21	.84	1.05	(.18)	(.24)	(.42)	10.37	11.47	11.18		2.21	144 [i]
July 31, 2022	11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	9.74	(9.35)	10.18		.91	13
July 31, 2021 Δ	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
July 31, 2024	$10.38	.13	2.19	2.32	(.15)	—	(.15)	$12.55	22.59	$14.03		1.15	45
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.63	12.03		2.36	144 [i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	10.03		1.06	13
July 31, 2021 Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
July 31, 2024	$10.38	.17	2.17	2.34	(.16)	—	(.16)	$12.56	22.81	$167	(.07)	1.59	45
July 31, 2023	9.75	.27	.80	1.07	(.20)	(.24)	(.44)	10.38	11.76	189	(.07)	2.84	144 [i]
July 31, 2022	11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	9.75	(9.11)	122	(.07)	.67	13
July 31, 2021 Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
July 31, 2024	$10.38	.13	2.19	2.32	(.15)	—	(.15)	$12.55	22.58	$14.03		1.15	45
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.65	12.03		2.43	144 [i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	11.03		1.03	13
July 31, 2021 Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

24	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2060 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$11.56	.06	2.43	2.49	(.16)	—	(.16)	$13.89	21.73	$8,988.29		.49	29
July 31, 2023	11.07	.22	.93	1.15	(.17)	(.49)	(.66)	11.56	11.28	1,471.28		2.09	154 [i]
July 31, 2022	13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	11.07	(9.43)	984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34 [g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41 [g]	1.15	86
Class B
July 31, 2024	$11.46	.03	2.35	2.38	(.08)	—	(.08)	$13.76	20.84	$20	1.04	.25	29
July 31, 2023	10.97	.15	.91	1.06	(.08)	(.49)	(.57)	11.46	10.45	17	1.03	1.41	154 [i]
July 31, 2022	13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	10.97	(10.08)	15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09 [g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16 [g]	.46	86
Class C
July 31, 2024	$11.34	.05	2.31	2.36	(.08)	—	(.08)	$13.62	20.93	$307	1.04	.41	29
July 31, 2023	10.86	.14	.91	1.05	(.08)	(.49)	(.57)	11.34	10.46	326	1.03	1.37	154 [i]
July 31, 2022	13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	10.86	(10.13)	296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09 [g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16 [g]	.42	86
Class R
July 31, 2024	$11.62	.07	2.39	2.46	(.11)	—	(.11)	$13.97	21.33	$21.69		.60	29
July 31, 2023	11.12	.19	.92	1.11	(.12)	(.49)	(.61)	11.62	10.78	17.68		1.76	154 [i]
July 31, 2022	13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	11.12	(9.78)	16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17.68		.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66 [g]	.59	86
Class R3
July 31, 2024	$11.61	.11	2.38	2.49	(.15)	—	(.15)	$13.95	21.59	$86.44		.84	29
July 31, 2023	11.12	.21	.93	1.14	(.16)	(.49)	(.65)	11.61	11.07	58.43		1.95	154 [i]
July 31, 2022	13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	11.12	(9.52)	40.43		.68	52
July 31, 2021 Δ	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
July 31, 2024	$11.63	.13	2.39	2.52	(.17)	—	(.17)	$13.98	21.92	$145.19		1.04	29
July 31, 2023	11.14	.23	.94	1.17	(.19)	(.49)	(.68)	11.63	11.38	81.18		2.10	154 [i]
July 31, 2022	13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	11.14	(9.32)	36.18		.90	52
July 31, 2021 Δ	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
July 31, 2024	$11.65	.16	2.39	2.55	(.19)	—	(.19)	$14.01	22.08	$14.04		1.25	29
July 31, 2023	11.15	.26	.92	1.18	(.19)	(.49)	(.68)	11.65	11.54	11.03		2.41	154 [i]
July 31, 2022	13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	11.15	(9.18)	10.03		1.07	52
July 31, 2021 Δ	12.31	— [f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73
Sustainable Retirement Funds	25

Financial highlights cont.

2060 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$11.66	.21	2.35	2.56	(.20)	—	(.20)	$14.02	22.17	$1,664	(.06)	1.69	29
July 31, 2023	11.16	.31	.88	1.19	(.20)	(.49)	(.69)	11.66	11.65	1,648	(.07)	2.89	154 [i]
July 31, 2022	13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	11.16	(9.07)	1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01 [g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09 [g]	1.63	86
Class Y
July 31, 2024	$11.60	.14	2.41	2.55	(.19)	—	(.19)	$13.96	22.19	$28,999.04		1.13	29
July 31, 2023	11.11	.26	.92	1.18	(.20)	(.49)	(.69)	11.60	11.52	12,740.03		2.40	154 [i]
July 31, 2022	13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	11.11	(9.23)	7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09 [g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16 [g]	1.52	86

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

26	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2055 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$11.13	.11	2.21	2.32	(.16)	—	(.16)	$13.29	21.09	$19,802.29		.89	13
July 31, 2023	11.07	.24	.79	1.03	(.19)	(.78)	(.97)	11.13	10.55	5,727.28		2.30	133 [i]
July 31, 2022	13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	11.07	(9.33)	4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34 [g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43 [g]	1.21	50
Class B
July 31, 2024	$11.00	.06	2.15	2.21	(.06)	—	(.06)	$13.15	20.15	$36	1.04	.52	13
July 31, 2023	10.92	.16	.78	.94	(.08)	(.78)	(.86)	11.00	9.73	49	1.03	1.59	133 [i]
July 31, 2022	13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	10.92	(9.92)	63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09 [g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18 [g]	.45	50
Class C
July 31, 2024	$10.71	.05	2.10	2.15	(.08)	—	(.08)	$12.78	20.12	$654	1.04	.46	13
July 31, 2023	10.65	.16	.76	.92	(.08)	(.78)	(.86)	10.71	9.77	641	1.03	1.60	133 [i]
July 31, 2022	13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	10.65	(10.01)	599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09 [g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	— [f]	(.77)	(.77)	10.47	4.74	923	1.18 [g]	.53	50
Class R
July 31, 2024	$11.44	.09	2.24	2.33	(.13)	—	(.13)	$13.64	20.54	$126.69		.77	13
July 31, 2023	11.36	.19	.83	1.02	(.16)	(.78)	(.94)	11.44	10.16	72.68		1.81	133 [i]
July 31, 2022	13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	11.36	(9.66)	39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68 [g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68 [g]	.94	50
Class R3
July 31, 2024	$11.22	.13	2.19	2.32	(.15)	—	(.15)	$13.39	20.81	$3,906.44		1.08	13
July 31, 2023	11.15	.25	.77	1.02	(.17)	(.78)	(.95)	11.22	10.40	2,990.43		2.32	133 [i]
July 31, 2022	13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	11.15	(9.42)	2,904.43		.79	28
July 31, 2021 Δ	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*g	(.24)*	39
Class R4
July 31, 2024	$11.24	.16	2.19	2.35	(.17)	—	(.17)	$13.42	21.15	$494.19		1.30	13
July 31, 2023	11.17	.25	.80	1.05	(.20)	(.78)	(.98)	11.24	10.64	382.18		2.39	133 [i]
July 31, 2022	13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	11.17	(9.20)	317.18		1.06	28
July 31, 2021 Δ	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
July 31, 2024	$11.25	.18	2.20	2.38	(.19)	—	(.19)	$13.44	21.36	$14.04		1.46	13
July 31, 2023	11.18	.27	.79	1.06	(.21)	(.78)	(.99)	11.25	10.80	11.03		2.55	133 [i]
July 31, 2022	13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	11.18	(9.05)	10.03		1.22	28
July 31, 2021 Δ	12.27	— [f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39
Sustainable Retirement Funds	27

Financial highlights cont.

2055 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$11.26	.21	2.18	2.39	(.20)	—	(.20)	$13.45	21.45	$1,788	(.06)	1.81	13
July 31, 2023	11.18	.38	.70	1.08	(.22)	(.78)	(1.00)	11.26	11.01	2,487	(.07)	3.59	133 [i]
July 31, 2022	13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	11.18	(9.03)	6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	— [g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09 [g]	1.55	50
Class Y
July 31, 2024	$11.29	.17	2.21	2.38	(.19)	—	(.19)	$13.48	21.31	$73,334.04		1.38	13
July 31, 2023	11.21	.27	.80	1.07	(.21)	(.78)	(.99)	11.29	10.89	40,391.03		2.50	133 [i]
July 31, 2022	13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	11.21	(9.07)	28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09 [g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18 [g]	1.68	50

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

28	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2050 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$17.75	.23	3.33	3.56	(.28)	—	(.28)	$21.03	20.28	$21,864.31		1.19	17
July 31, 2023	18.27	.42	1.11	1.53	(.36)	(1.69)	(2.05)	17.75	9.93	7,769.29		2.49	129 [i]
July 31, 2022	22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	18.27	(9.16)	7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	— [f]	—	— [f]	22.32	26.68	7,601	.34 [g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42 [g]	1.34	46
Class B
July 31, 2024	$17.39	.14	3.22	3.36	(.07)	—	(.07)	$20.68	19.38	$17	1.06	.77	17
July 31, 2023	17.80	.25	1.13	1.38	(.10)	(1.69)	(1.79)	17.39	9.09	85	1.04	1.50	129 [i]
July 31, 2022	21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	17.80	(9.82)	131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09 [g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17 [g]	.55	46
Class C
July 31, 2024	$16.83	.13	3.12	3.25	(.17)	—	(.17)	$19.91	19.42	$1,094	1.06	.72	17
July 31, 2023	17.44	.28	1.04	1.32	(.24)	(1.69)	(1.93)	16.83	9.05	1,042	1.04	1.75	129 [i]
July 31, 2022	21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	17.44	(9.81)	895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09 [g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17 [g]	.52	46
Class R
July 31, 2024	$17.23	.18	3.22	3.40	(.08)	—	(.08)	$20.55	19.79	$137.71		.95	17
July 31, 2023	17.80	.49	.93	1.42	(.30)	(1.69)	(1.99)	17.23	9.52	156.69		2.92	129 [i]
July 31, 2022	21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	17.80	(9.50)	499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67 [g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67 [g]	1.06	46
Class R3
July 31, 2024	$17.67	.24	3.29	3.53	(.26)	—	(.26)	$20.94	20.14	$2,507.46		1.26	17
July 31, 2023	18.19	.42	1.08	1.50	(.33)	(1.69)	(2.02)	17.67	9.75	1,899.44		2.50	129 [i]
July 31, 2022	22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	18.19	(9.30)	2,144.43		1.39	32
July 31, 2021 Δ	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
July 31, 2024	$17.70	.29	3.27	3.56	(.29)	—	(.29)	$20.97	20.36	$264.21		1.56	17
July 31, 2023	18.23	.43	1.11	1.54	(.38)	(1.69)	(2.07)	17.70	10.06	248.19		2.53	129 [i]
July 31, 2022	22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	18.23	(9.08)	170.18		1.11	32
July 31, 2021 Δ	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
July 31, 2024	$17.70	.32	3.28	3.60	(.32)	—	(.32)	$20.98	20.59	$14.06		1.69	17
July 31, 2023	18.23	.47	1.09	1.56	(.40)	(1.69)	(2.09)	17.70	10.20	11.04		2.74	129 [i]
July 31, 2022	22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	18.23	(8.95)	10.03		1.38	32
July 31, 2021 Δ	19.82	— [f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33
Sustainable Retirement Funds	29

Financial highlights cont.

2050 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$17.71	.36	3.26	3.62	(.34)	—	(.34)	$20.99	20.68	$4,357	(.04)	1.92	17
July 31, 2023	18.24	.58	1.00	1.58	(.42)	(1.69)	(2.11)	17.71	10.31	5,245	(.06)	3.42	129 [i]
July 31, 2022	22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	18.24	(8.85)	9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— g h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08 [g]	1.67	46
Class Y
July 31, 2024	$17.69	.31	3.29	3.60	(.32)	—	(.32)	$20.97	20.62	$137,680.06		1.66	17
July 31, 2023	18.23	.46	1.09	1.55	(.40)	(1.69)	(2.09)	17.69	10.15	86,672.04		2.71	129 [i]
July 31, 2022	22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	18.23	(8.89)	67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09 [g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17 [g]	2.91	46

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

30	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2045 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$18.65	.30	3.28	3.58	(.41)	—	(.41)	$21.82	19.49	$27,363.32		1.50	21
July 31, 2023	19.66	.58	.89	1.47	(.73)	(1.75)	(2.48)	18.65	9.07	12,815.30		3.22	138 [i]
July 31, 2022	24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	19.66	(8.55)	11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	— [f]	(.05)	(.05)	24.20	24.14	13,491	.35 [g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42 [g]	1.35	47
Class B
July 31, 2024	$15.68	.20	2.68	2.88	(.24)	—	(.24)	$18.32	18.57	$54	1.07	1.27	21
July 31, 2023	16.92	.37	.74	1.11	(.60)	(1.75)	(2.35)	15.68	8.23	270	1.05	2.41	138 [i]
July 31, 2022	21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	16.92	(9.22)	417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10 [g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17 [g]	.65	47
Class C
July 31, 2024	$15.67	.16	2.71	2.87	(.32)	—	(.32)	$18.22	18.55	$967	1.07	.95	21
July 31, 2023	16.90	.33	.79	1.12	(.60)	(1.75)	(2.35)	15.67	8.29	869	1.05	2.16	138 [i]
July 31, 2022	21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	16.90	(9.25)	694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10 [g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17 [g]	.65	47
Class R
July 31, 2024	$19.85	.26	3.48	3.74	(.36)	—	(.36)	$23.23	19.04	$107.72		1.24	21
July 31, 2023	20.72	.49	1.00	1.49	(.61)	(1.75)	(2.36)	19.85	8.61	69.70		2.56	138 [i]
July 31, 2022	25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	20.72	(8.92)	44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68 [g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67 [g]	1.19	47
Class R3
July 31, 2024	$24.75	.40	4.34	4.74	(.36)	—	(.36)	$29.13	19.33	$3,880.47		1.50	21
July 31, 2023	25.20	.68	1.27	1.95	(.65)	(1.75)	(2.40)	24.75	8.93	2,863.45		2.87	138 [i]
July 31, 2022	30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	25.20	(8.69)	3,383.43		1.29	33
July 31, 2021 Δ	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
July 31, 2024	$24.77	.46	4.34	4.80	(.42)	—	(.42)	$29.15	19.58	$949.22		1.76	21
July 31, 2023	25.24	.79	1.22	2.01	(.73)	(1.75)	(2.48)	24.77	9.23	753.20		3.34	138 [i]
July 31, 2022	30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	25.24	(8.47)	678.18		1.51	33
July 31, 2021 Δ	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
July 31, 2024	$24.80	.51	4.33	4.84	(.45)	—	(.45)	$29.19	19.76	$13.07		1.92	21
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.38	11.05		3.33	138 [i]
July 31, 2022	30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	25.27	(8.29)	10.03		1.61	33
July 31, 2021 Δ	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36
Sustainable Retirement Funds	31

Financial highlights cont.

2045 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$24.80	.58	4.30	4.88	(.47)	—	(.47)	$29.21	19.94	$3,501	(.03)	2.23	21
July 31, 2023	25.28	1.03	1.03	2.06	(.79)	(1.75)	(2.54)	24.80	9.45	4,991	(.05)	4.28	138 [i]
July 31, 2022	30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	25.28	(8.22)	10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01 [g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09 [g]	1.67	47
Class Y
July 31, 2024	$24.80	.50	4.34	4.84	(.45)	—	(.45)	$29.19	19.77	$181,653.07		1.88	21
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.39	116,355.05		3.32	138 [i]
July 31, 2022	30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	25.27	(8.34)	100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10 [g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17 [g]	1.78	47

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

32	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2040 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$19.93	.39	3.21	3.60	(.46)	—	(.46)	$23.07	18.34	$25,880.34		1.86	25
July 31, 2023	21.67	.75	.66	1.41	(.92)	(2.23)	(3.15)	19.93	8.08	16,840.31		3.82	137 [i]
July 31, 2022	25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	21.67	(7.60)	15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	— [f]	—	— [f]	25.95	20.26	17,763	.36 [g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41 [g]	1.37	53
Class B
July 31, 2024	$17.07	.21	2.75	2.96	(.19)	—	(.19)	$19.84	17.47	$98	1.09	1.18	25
July 31, 2023	19.00	.52	.55	1.07	(.77)	(2.23)	(3.00)	17.07	7.28	293	1.06	3.04	137 [i]
July 31, 2022	22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	19.00	(8.31)	298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10 [g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16 [g]	.63	53
Class C
July 31, 2024	$16.51	.20	2.64	2.84	(.35)	—	(.35)	$19.00	17.41	$897	1.09	1.17	25
July 31, 2023	18.50	.50	.53	1.03	(.79)	(2.23)	(3.02)	16.51	7.29	869	1.06	3.05	137 [i]
July 31, 2022	22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	18.50	(8.27)	797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10 [g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16 [g]	.63	53
Class R
July 31, 2024	$21.18	.41	3.33	3.74	(.38)	—	(.38)	$24.54	17.87	$92.74		1.90	25
July 31, 2023	22.82	.70	.72	1.42	(.83)	(2.23)	(3.06)	21.18	7.66	163.71		3.35	137 [i]
July 31, 2022	26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	22.82	(7.97)	142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69 [g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66 [g]	1.08	53
Class R3
July 31, 2024	$25.21	.47	4.06	4.53	(.38)	—	(.38)	$29.36	18.16	$3,448.49		1.75	25
July 31, 2023	26.54	.94	.83	1.77	(.87)	(2.23)	(3.10)	25.21	7.92	3,106.46		3.82	137 [i]
July 31, 2022	31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	26.54	(7.73)	3,365.45		1.27	32
July 31, 2021 Δ	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
July 31, 2024	$25.23	.54	4.07	4.61	(.44)	—	(.44)	$29.40	18.49	$517.24		2.02	25
July 31, 2023	26.57	1.01	.81	1.82	(.93)	(2.23)	(3.16)	25.23	8.16	743.21		4.09	137 [i]
July 31, 2022	31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	26.57	(7.49)	751.20		1.41	32
July 31, 2021 Δ	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
July 31, 2024	$25.25	.58	4.07	4.65	(.50)	—	(.50)	$29.40	18.66	$13.09		2.17	25
July 31, 2023	26.59	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.25	8.31	11.06		4.06	137 [i]
July 31, 2022	31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.59	(7.34)	10.05		1.65	32
July 31, 2021 Δ	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43
Sustainable Retirement Funds	33

Financial highlights cont.

2040 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$25.27	.70	3.98	4.68	(.53)	—	(.53)	$29.42	18.76	$1,830	(.01)	2.73	25
July 31, 2023	26.60	1.23	.66	1.89	(.99)	(2.23)	(3.22)	25.27	8.47	8,039	(.04)	4.92	137 [i]
July 31, 2022	31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	26.60	(7.28)	13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02 [g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09 [g]	1.76	53
Class Y
July 31, 2024	$25.20	.57	4.06	4.63	(.50)	—	(.50)	$29.33	18.63	$239,529.09		2.15	25
July 31, 2023	26.54	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.20	8.33	173,452.06		4.05	137 [i]
July 31, 2022	31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.54	(7.35)	156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10 [g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16 [g]	1.97	53

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

34	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2035 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$20.02	.47	2.81	3.28	(.50)	—	(.50)	$22.80	16.67	$30,392.36		2.24	27
July 31, 2023	21.25	.92	.25	1.17	(1.13)	(1.27)	(2.40)	20.02	6.54	22,106.34		4.64	138 [i]
July 31, 2022	25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	21.25	(6.43)	21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	— [f]	—	— [f]	25.36	15.70	23,803	.38 [g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42 [g]	1.45	63
Class B
July 31, 2024	$17.54	.30	2.43	2.73	(.34)	—	(.34)	$19.93	15.79	$56	1.11	1.68	27
July 31, 2023	18.83	.69	.21	.90	(.92)	(1.27)	(2.19)	17.54	5.79	158	1.09	3.93	138 [i]
July 31, 2022	22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	18.83	(7.17)	222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13 [g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17 [g]	.72	63
Class C
July 31, 2024	$17.23	.27	2.41	2.68	(.38)	—	(.38)	$19.53	15.77	$1,238	1.11	1.51	27
July 31, 2023	18.62	.65	.23	.88	(1.00)	(1.27)	(2.27)	17.23	5.78	1,202	1.09	3.82	138 [i]
July 31, 2022	22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	18.62	(7.15)	1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13 [g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17 [g]	.72	63
Class R
July 31, 2024	$18.81	.37	2.64	3.01	(.44)	—	(.44)	$21.38	16.23	$650.76		1.87	27
July 31, 2023	20.11	.78	.25	1.03	(1.06)	(1.27)	(2.33)	18.81	6.13	552.74		4.21	138 [i]
July 31, 2022	24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	20.11	(6.83)	517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71 [g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67 [g]	1.20	63
Class R3
July 31, 2024	$25.01	.56	3.52	4.08	(.45)	—	(.45)	$28.64	16.52	$6,650.51		2.12	27
July 31, 2023	25.90	1.08	.37	1.45	(1.07)	(1.27)	(2.34)	25.01	6.40	5,410.49		4.40	138 [i]
July 31, 2022	30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	25.90	(6.58)	5,458.49		1.24	39
July 31, 2021 Δ	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
July 31, 2024	$25.01	.61	3.54	4.15	(.50)	—	(.50)	$28.66	16.82	$1,025.26		2.34	27
July 31, 2023	25.92	1.12	.39	1.51	(1.15)	(1.27)	(2.42)	25.01	6.66	940.24		4.59	138 [i]
July 31, 2022	30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	25.92	(6.36)	791.24		1.42	39
July 31, 2021 Δ	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
July 31, 2024	$25.04	.66	3.53	4.19	(.55)	—	(.55)	$28.68	16.96	$13.11		2.52	27
July 31, 2023	25.94	1.18	.37	1.55	(1.18)	(1.27)	(2.45)	25.04	6.85	11.09		4.85	138 [i]
July 31, 2022	30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	25.94	(6.24)	10.09		1.62	39
July 31, 2021 Δ	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46
Sustainable Retirement Funds	35

Financial highlights cont.

2035 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$25.05	.72	3.50	4.22	(.57)	—	(.57)	$28.70	17.10	$7,443.01		2.77	27
July 31, 2023	25.96	1.34	.23	1.57	(1.21)	(1.27)	(2.48)	25.05	6.92	11,598	(.01)	5.44	138 [i]
July 31, 2022	30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	25.96	(6.11)	15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04 [g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09 [g]	1.75	63
Class Y
July 31, 2024	$25.01	.66	3.53	4.19	(.55)	—	(.55)	$28.65	16.99	$236,680.11		2.50	27
July 31, 2023	25.92	1.19	.35	1.54	(1.18)	(1.27)	(2.45)	25.01	6.82	158,644.09		4.89	138 [i]
July 31, 2022	30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	25.92	(6.23)	141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13 [g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17 [g]	1.75	63

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

36	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2030 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$19.16	.59	1.96	2.55	(.60)	—	(.60)	$21.11	13.55	$25,174.41		2.97	29
July 31, 2023	20.61	1.11	(.31)	.80	(1.33)	(.92)	(2.25)	19.16	4.58	22,952.37		5.80	144 [i]
July 31, 2022	23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	20.61	(5.36)	22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	— [f]	—	—/B>up> f	23.86	10.93	24,643	.39 [g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42 [g]	1.53	66
Class B
July 31, 2024	$17.73	.40	1.84	2.24	(.23)	—	(.23)	$19.74	12.71	$21	1.16	2.23	29
July 31, 2023	19.20	.96	(.36)	.60	(1.15)	(.92)	(2.07)	17.73	3.79	74	1.12	5.35	144 [i]
July 31, 2022	22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	19.20	(6.07)	185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14 [g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17 [g]	.77	66
Class C
July 31, 2024	$17.41	.40	1.79	2.19	(.47)	—	(.47)	$19.13	12.77	$748	1.16	2.25	29
July 31, 2023	18.93	.89	(.31)	.58	(1.18)	(.92)	(2.10)	17.41	3.72	764	1.12	5.06	144 [i]
July 31, 2022	22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	18.93	(6.05)	898	1.11	.66	37
July 31, 2021	20.18	— [f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14 [g]	— [h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17 [g]	.77	66
Class R
July 31, 2024	$17.49	.49	1.77	2.26	(.54)	—	(.54)	$19.21	13.17	$58.81		2.78	29
July 31, 2023	19.02	.95	(.30)	.65	(1.26)	(.92)	(2.18)	17.49	4.13	422.77		5.38	144 [i]
July 31, 2022	22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	19.02	(5.76)	395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72 [g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67 [g]	1.27	66
Class R3
July 31, 2024	$22.91	.67	2.36	3.03	(.55)	—	(.55)	$25.39	13.42	$6,757.56		2.81	29
July 31, 2023	24.19	1.26	(.34)	.92	(1.28)	(.92)	(2.20)	22.91	4.38	6,171.52		5.54	144 [i]
July 31, 2022	27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	24.19	(5.48)	5,622.51		1.33	37
July 31, 2021 Δ	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
July 31, 2024	$22.93	.72	2.38	3.10	(.60)	—	(.60)	$25.43	13.74	$2,889.31		3.05	29
July 31, 2023	24.22	1.33	(.36)	.97	(1.34)	(.92)	(2.26)	22.93	4.61	2,986.27		5.82	144 [i]
July 31, 2022	27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	24.22	(5.23)	2,733.26		1.54	37
July 31, 2021 Δ	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
July 31, 2024	$22.95	.76	2.37	3.13	(.64)	—	(.64)	$25.44	13.88	$12.16		3.22	29
July 31, 2023	24.24	1.37	(.37)	1.00	(1.37)	(.92)	(2.29)	22.95	4.78	11.12		6.01	144 [i]
July 31, 2022	27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.24	(5.11)	10.11		1.69	37
July 31, 2021 Δ	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54
Sustainable Retirement Funds	37

Financial highlights cont.

2030 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$22.97	.82	2.33	3.15	(.66)	—	(.66)	$25.46	13.97	$5,289.06		3.53	29
July 31, 2023	24.25	1.57	(.53)	1.04	(1.40)	(.92)	(2.32)	22.97	4.93	12,068.02		6.86	144 [i]
July 31, 2022	27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	24.25	(5.01)	18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05 [g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09 [g]	1.86	66
Class Y
July 31, 2024	$22.90	.76	2.37	3.13	(.64)	—	(.64)	$25.39	13.91	$253,535.16		3.20	29
July 31, 2023	24.19	1.38	(.38)	1.00	(1.37)	(.92)	(2.29)	22.90	4.79	193,228.12		6.08	144 [i]
July 31, 2022	27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.19	(5.11)	187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14 [g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17 [g]	1.74	66

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

38	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2025 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$19.10	.71	1.43	2.14	(.60)	—	(.60)	$20.64	11.41	$23,182.43		3.65	32
July 31, 2023	20.32	1.31	(.78)	.53	(1.25)	(.50)	(1.75)	19.10	2.94	23,402.38		6.83	156 [i]
July 31, 2022	22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	20.32	(4.48)	23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41 [g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42 [g]	1.56	79
Class B
July 31, 2024	$17.36	.52	1.29	1.81	(.40)	—	(.40)	$18.77	10.59	$44	1.18	2.93	32
July 31, 2023	18.54	1.14	(.79)	.35	(1.03)	(.50)	(1.53)	17.36	2.17	117	1.13	6.45	156 [i]
July 31, 2022	20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	18.54	(5.19)	229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16 [g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17 [g]	.79	79
Class C
July 31, 2024	$17.04	.50	1.28	1.78	(.45)	—	(.45)	$18.37	10.58	$1,037	1.18	2.91	32
July 31, 2023	18.33	1.09	(.75)	.34	(1.13)	(.50)	(1.63)	17.04	2.15	1,198	1.13	6.30	156 [i]
July 31, 2022	20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	18.33	(5.17)	1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16 [g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17 [g]	.80	79
Class R
July 31, 2024	$17.46	.58	1.31	1.89	(.55)	—	(.55)	$18.80	11.01	$699.83		3.24	32
July 31, 2023	18.74	1.31	(.91)	.40	(1.18)	(.50)	(1.68)	17.46	2.49	573.78		7.38	156 [i]
July 31, 2022	21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	18.74	(4.83)	716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74 [g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67 [g]	1.44	79
Class R3
July 31, 2024	$19.06	.68	1.42	2.10	(.57)	—	(.57)	$20.59	11.23	$3,208.58		3.53	32
July 31, 2023	20.28	1.26	(.77)	.49	(1.21)	(.50)	(1.71)	19.06	2.76	3,582.53		6.59	156 [i]
July 31, 2022	22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	20.28	(4.59)	3,502.52		1.56	57
July 31, 2021 Δ	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
July 31, 2024	$19.05	.73	1.43	2.16	(.62)	—	(.62)	$20.59	11.54	$1,288.33		3.73	32
July 31, 2023	20.27	1.33	(.78)	.55	(1.27)	(.50)	(1.77)	19.05	3.05	1,266.28		6.93	156 [i]
July 31, 2022	22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	20.27	(4.38)	1,310.27		1.81	57
July 31, 2021 Δ	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74
Class R5
July 31, 2024	$19.06	.76	1.43	2.19	(.65)	—	(.65)	$20.60	11.72	$11.18		3.89	32
July 31, 2023	20.29	1.37	(.80)	.57	(1.30)	(.50)	(1.80)	19.06	3.17	10.13		7.13	156 [i]
July 31, 2022	22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.29	(4.21)	10.12		1.96	57
July 31, 2021 Δ	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74
Sustainable Retirement Funds	39

Financial highlights cont.

2025 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$19.07	.80	1.41	2.21	(.67)	—	(.67)	$20.61	11.81	$2,575.08		4.15	32
July 31, 2023	20.30	1.59	(1.00)	.59	(1.32)	(.50)	(1.82)	19.07	3.27	6,213.03		8.25	156 [i]
July 31, 2022	22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	20.30	(4.16)	10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07 [g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09 [g]	1.89	79
Class Y
July 31, 2024	$19.04	.75	1.43	2.18	(.65)	—	(.65)	$20.57	11.68	$243,793.18		3.86	32
July 31, 2023	20.27	1.36	(.79)	.57	(1.30)	(.50)	(1.80)	19.04	3.18	169,440.13		7.11	156 [i]
July 31, 2022	22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.27	(4.21)	160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16 [g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17 [g]	1.86	79

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

40	Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

Maturity Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2024	$15.44	.59	1.06	1.65	(.60)	—	(.60)	$16.49	10.97	$23,513.42		3.79	8
July 31, 2023	16.12	1.13	(.65)	.48	(1.16)	—	(1.16)	15.44	3.24	23,630.37		7.29	121 [i]
July 31, 2022	17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	16.12	(3.90)	25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39 [g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41 [g]	1.77	73
Class B
July 31, 2024	$14.99	.45	1.04	1.49	(.49)	—	(.49)	$15.99	10.12	$31	1.17	2.99	8
July 31, 2023	15.69	.99	(.64)	.35	(1.05)	—	(1.05)	14.99	2.48	75	1.12	6.51	121 [i]
July 31, 2022	16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.69	(4.62)	201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14 [g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16 [g]	1.03	73
Class C
July 31, 2024	$15.04	.47	1.02	1.49	(.49)	—	(.49)	$16.04	10.10	$781	1.17	3.07	8
July 31, 2023	15.73	.98	(.62)	.36	(1.05)	—	(1.05)	15.04	2.54	879	1.12	6.51	121 [i]
July 31, 2022	17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.73	(4.61)	1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13 [g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16 [g]	1.03	73
Class R
July 31, 2024	$15.42	.53	1.05	1.58	(.54)	—	(.54)	$16.46	10.49	$598.82		3.38	8
July 31, 2023	16.10	.96	(.54)	.42	(1.10)	—	(1.10)	15.42	2.86	531.77		6.21	121 [i]
July 31, 2022	17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	16.10	(4.28)	704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73 [g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66 [g]	1.49	73
Class R3
July 31, 2024	$15.50	.57	1.06	1.63	(.58)	—	(.58)	$16.55	10.76	$1,391.57		3.64	8
July 31, 2023	16.17	1.05	(.59)	.46	(1.13)	—	(1.13)	15.50	3.15	1,546.52		6.79	121 [i]
July 31, 2022	17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	16.17	(4.09)	1,926.53		1.86	24
July 31, 2021 Δ	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
July 31, 2024	$15.51	.61	1.07	1.68	(.62)	—	(.62)	$16.57	11.07	$134.32		3.87	8
July 31, 2023	16.18	1.22	(.72)	.50	(1.17)	—	(1.17)	15.51	3.37	170.27		7.83	121 [i]
July 31, 2022	17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	16.18	(3.81)	224.28		2.14	24
July 31, 2021 Δ	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
July 31, 2024	$15.51	.64	1.05	1.69	(.64)	—	(.64)	$16.56	11.20	$11.17		4.03	8
July 31, 2023	16.18	1.16	(.64)	.52	(1.19)	—	(1.19)	15.51	3.54	10.12		7.48	121 [i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	10.13		2.29	24
July 31, 2021 Δ	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65
Sustainable Retirement Funds	41

Financial highlights cont.

Maturity Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class R6
July 31, 2024	$15.51	.66	1.05	1.71	(.66)	—	(.66)	$16.56	11.32	$905.07		4.23	8
July 31, 2023	16.18	1.45	(.91)	.54	(1.21)	—	(1.21)	15.51	3.63	1,599.02		9.28	121 [i]
July 31, 2022	17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	16.18	(3.55)	3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05 [g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09 [g]	2.08	73
Class Y
July 31, 2024	$15.51	.63	1.06	1.69	(.64)	—	(.64)	$16.56	11.19	$176,501.17		4.02	8
July 31, 2023	16.18	1.17	(.65)	.52	(1.19)	—	(1.19)	15.51	3.54	177,575.12		7.54	121 [i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13 [g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16 [g]	2.10	73

See page 43 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

42	Sustainable Retirement Funds

Financial highlights cont.

Before February 10, 2023, each fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.
*	Not annualized.
Δ	For the period January 4, 2021 (commencement of operations) to July 31, 2021.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.
[c]	Total return does not reflect the effect of sales charges.
[d]	Expense ratios do not include expenses of the underlying funds.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	11.48%	17.30%	41.55%	80.98%	N/A
2060 Fund
Class A, B, C, R, Y	1.08	1.43	1.71	2.44	3.32%
Class R3, R4, R5	1.08	1.43	1.71	1.43	N/A
Class R6	1.08	1.43	1.71	2.44	3.32
2055 Fund
Class A, B, C, R, Y	0.79	0.90	0.88	0.68	0.43
Class R3, R4, R5	0.79	0.90	0.88	0.53	N/A
Class R6	0.79	0.90	0.88	0.68	0.43
2050 Fund
Class A, B, C, R, Y	0.70	0.77	0.75	0.49	0.16
Class R3, R4, R5	0.70	0.77	0.75	0.42	N/A
Class R6	0.70	0.77	0.75	0.49	0.16
2045 Fund
Class A, B, C, R, Y	0.66	0.72	0.72	0.45	0.15
Class R3, R4, R5	0.66	0.72	0.72	0.40	N/A
Class R6	0.66	0.72	0.72	0.45	0.15
2040 Fund
Class A, B, C, R, Y	0.61	0.66	0.66	0.39	0.08
Class R3, R4, R5	0.61	0.66	0.66	0.36	N/A
Class R6	0.61	0.66	0.66	0.39	0.08
2035 Fund
Class A, B, C, R, Y	0.57	0.62	0.62	0.37	0.09
Class R3, R4, R5	0.57	0.62	0.62	0.33	N/A
Class R6	0.57	0.62	0.62	0.37	0.09
2030 Fund
Class A, B, C, R, Y	0.51	0.58	0.56	0.33	0.07
Class R3, R4, R5	0.51	0.58	0.56	0.30	N/A
Class R6	0.51	0.58	0.56	0.33	0.07
2025 Fund
Class A, B, C, R, Y	0.49	0.56	0.56	0.33	0.08
Class R3, R4, R5	0.49	0.56	0.56	0.30	N/A
Class R6	0.49	0.56	0.56	0.33	0.08
Maturity Fund
Class A, B, C, R, Y	0.49	0.56	0.52	0.33	0.18
Class R3, R4, R5	0.49	0.56	0.52	0.29	N/A
Class R6	0.49	0.56	0.52	0.33	0.18
Sustainable Retirement Funds	43

Financial highlights cont.

[f]	Amount represents less than $0.01 per share.
[g]	Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04
[h]	Amount represents less than 0.01% of average net assets.
[i]	Reflects a change in the funds investment strategy.

The accompanying notes are an integral part of these financial statements.

44	Sustainable Retirement Funds

Notes to financial statements  7/31/24

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through July 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ETF	Exchange-traded fund
ESG	Environmental, social and/or corporate governance
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and each fund’s investment manager for the periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PanAgora	PanAgora Asset Management, Inc., an affiliate of Putnam Management
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and each fund’s investment manager for the periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Each of the Putnam Sustainable Retirement Funds (collectively the funds) are named:

Putnam Sustainable Retirement 2065 Fund (2065 Fund)	Putnam Sustainable Retirement 2040 Fund (2040 Fund)
Putnam Sustainable Retirement 2060 Fund (2060 Fund)	Putnam Sustainable Retirement 2035 Fund (2035 Fund)
Putnam Sustainable Retirement 2055 Fund (2055 Fund)	Putnam Sustainable Retirement 2030 Fund (2030 Fund)
Putnam Sustainable Retirement 2050 Fund (2050 Fund)	Putnam Sustainable Retirement 2025 Fund (2025 Fund)
Putnam Sustainable Retirement 2045 Fund (2045 Fund)	Putnam Sustainable Retirement Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

Each target date fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Each target date fund is one of a series of target date funds that invest primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by the fund’s investment manager. Two underlying funds are subadvised by PanAgora. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Maturity Fund seeks as high a rate of current income as Franklin Advisers believes is consistent with preservation of capital. The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by the fund’s investment manager. One underlying fund is subadvised by PanAgora.

Under normal circumstances, each fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the fund’s investment manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet the fund investment management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The fund’s investment manager may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Each fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability-oriented investment strategies and invests across a variety of asset classes. For example, the fund investment management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by the fund’s investment manager for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Franklin Advisers believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goals. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

These financial statements report on each fund, which may invest in the following underlying Putnam funds, which contain additional information about the expenses and investments, which are managed by the following:

Underlying Putnam Fund	Managed by
Putnam Sustainable Leaders ETF	Putnam Management
Putnam Sustainable Future ETF	Putnam Management
Putnam PanAgora ESG International Equity ETF	Putnam Management
Putnam PanAgora ESG Emerging Markets Equity ETF	Putnam Management
Putnam ESG Core Bond ETF	Franklin Advisers
Putnam ESG High Yield ETF	Franklin Advisers
Putnam ESG Ultra Short ETF	Franklin Advisers
Putnam Government Money Market Fund	Franklin Advisers

Sustainable Retirement Fund
45

Each fund offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%/ Up to 4.00%†	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*‡	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None
* Not available on 2065 Fund.
‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
** Not available to all investors.
† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security Valuation The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820).  The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.  Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the following funds had capital loss carryovers available in the following amounts, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
	Short-term	Long-term	Total
2060 Fund	$205,340	$327,049	$532,389
2055 Fund	384,606	3,679,765	4,064,371
2050 Fund	—	7,849,667	7,849,667
2045 Fund	—	10,682,424	10,682,424
2040 Fund	—	14,228,615	14,228,615
2035 Fund	—	16,326,419	16,326,419
2030 Fund	—	24,830,954	24,830,954
2025 Fund	—	27,808,717	27,808,717
Maturity Fund	—	41,264,395	41,264,395

Pursuant to federal income tax regulations applicable to regulated investment companies, the 2065 Fund has elected to defer certain capital losses of $1,407 recognized during the period between November 1, 2023 and July 31, 2024 to its fiscal year ending July 31, 2025, a portion of which could be subject to limitations imposed by the Code.

46
Sustainable Retirement Fund

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains, if any, annually, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
2065 Fund	losses on wash sale transactions, late year loss deferrals
2060 Fund	losses on wash sale transactions
2050 Fund	losses on wash sale transactions
2045 Fund	losses on wash sale transactions
2040 Fund	losses on wash sale transactions
2035 Fund	losses on wash sale transactions
2030 Fund	losses on wash sale transactions
2025 Fund	losses on wash sale transactions
Maturity Fund	losses on wash sale transactions

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, each fund reclassified the following amounts:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investment transactions	Paid-in-capital
2065 Fund	$279	$(279)	$—
2060 Fund	437	(437)	—
2055 Fund	2,279	(2,279)	—
2050 Fund	6,364	(6,364)	—
2045 Fund	10,273	(10,273)	—
2040 Fund	21,301	(21,301)	—
2035 Fund	32,137	(32,137)	—
2030 Fund	52,688	(52,688)	—
2025 Fund	53,066	(53,066)	—
Maturity Fund	52,814	(48,087)	(4,727)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Undistributed ordinary income	Undistributed long-term gain	Capital loss carryover	Late year ordinary loss deferral	Cost for federal income tax purposes
2065 Fund	$171,322	$(155)	$171,167	$—	$17,936	$—	$(1,407)	$781,791
2060 Fund	5,448,076	(39,580)	5,408,496	40,888	—	(532,389)	—	34,269,994
2055 Fund	16,077,023	(52,738)	16,024,285	168,463	—	(4,064,371)	—	84,232,479
2050 Fund	27,471,713	(74,036)	27,397,677	527,503	—	(7,849,667)	—	140,405,720
2045 Fund	33,126,881	(97,412)	33,029,469	575,598	—	(10,682,424)	—	185,659,394
2040 Fund	40,318,420	(185,915)	40,132,505	1,617,783	—	(14,228,615)	—	230,766,398
2035 Fund	34,158,085	(287,422)	33,870,663	1,239,368	—	(16,326,419)	—	250,736,953
2030 Fund	24,648,628	(415,214)	24,233,414	1,751,349	—	(24,830,954)	—	270,094,306
2025 Fund	14,299,394	(430,219)	13,869,175	3,100,499	—	(27,808,717)	—	262,186,160
Maturity Fund	14,105,276	(450,500)	13,654,776	—	—	(41,264,395)	—	190,651,247

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of each fund. In connection with the transfer, each fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of each fund.

Each fund pays Franklin Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Sustainable Retirement Fund
47

Franklin Advisers has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2027 for all the funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2034) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$4,700
2060 Fund	140,588
2055 Fund	396,665
2050 Fund	704,273
2045 Fund	894,314
2040 Fund	1,168,643
2035 Fund	1,133,169
2030 Fund	1,133,135
2025 Fund	961,916
Maturity Fund	857,281

Franklin Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2027 for all funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2034) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

Annual rates
A	0.60%
B (ex 2065 Fund)	0.60%
C	0.60%
R	0.75%
R3	0.75%
R4	0.75%
R5	0.60%
R6	0.50%
Y	0.60%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$89,752
2060 Fund	128,138
2055 Fund	166,949
2050 Fund	197,767
2045 Fund	211,374
2040 Fund	217,857
2035 Fund	197,209
2030 Fund	176,552
2025 Fund	150,060
Maturity Fund	117,211

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for each fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to each fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to each fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the funds managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between 2065 Fund and Maturity Fund and Putnam Management and the sub-management contract for 2065 Fund and Maturity Fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, with respect for 2025 Fund, 2030 Fund, 2035 Fund, 2060 Fund, 2055 Fund, 2045 Fund, 2040 Fund and 2050 Fund for the period from January 1, 2024 until January 4, 2024, February 14, 2024, February 21, 2024, March 20, 2024, March 20, 2024, March 20, 2024, March 20, 2024 and April 10, 2024, respectively, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 4, 2024, February 14, 2024, February 21, 2024, March 20, 2024, March 20, 2024, March 20, 2024, March 20, 2024 and April 10, 2024, respectively, new investment management and sub-management contracts were approved by each fund’s shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024, February 14, 2024, February 21, 2024, March 20, 2024, March 20, 2024, March 20, 2024, March 20, 2024 and April 10, 2024, respectively and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to each fund. The fee for those services is paid by each fund’s investment manager based on the fund’s average daily net assets, and is not an additional expense of each fund.

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Sustainable Retirement Fund

Putnam Investor Services, Inc., an affiliate of Franklin Advisers, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates.  During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

		Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %		0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund		$294	$412	$34	$34	$34	$16	$49	$16	$889
	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$4,473	$23	$387	$52	$201	$299	$16	$369	$24,172	$29,992
2055 Fund	12,919	52	780	263	9,073	1,187	15	538	68,230	$93,057
2050 Fund	14,812	70	1,362	287	5,756	636	15	1,207	136,696	$160,841
2045 Fund	20,940	222	1,124	239	8,938	2,271	15	1,064	177,851	$212,664
2040 Fund	24,016	199	1,107	346	8,317	1,421	15	1,519	247,957	$284,897
2035 Fund	30,618	134	1,500	1,605	16,013	2,489	15	2,549	237,823	$292,746
2030 Fund	29,255	51	950	869	17,002	7,439	14	2,252	265,759	$323,591
2025 Fund	28,369	99	1,380	1,709	9,206	3,415	13	1,124	241,511	$286,826
Maturity Fund	29,231	60	1,027	1,528	4,091	389	13	349	214,288	$250,976

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors will replace Putnam Retail Management as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

		Class A	Class C	Class R	Class R3	Total
Maximum %		0.35%	1.00%	1.00%	0.35%
Approved %		0.25%	1.00%	0.50%	0.25%
2065 Fund		$587	$3,303	$61	$31	$3,982

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$8,906	$182	$3,105	$94	$183	$12,470
2055 Fund	25,766	415	6,243	478	8,256	$41,158
2050 Fund	29,550	559	10,907	520	5,238	$46,774
2045 Fund	41,812	1,775	9,002	435	8,133	$61,157
2040 Fund	48,005	1,597	8,867	632	7,569	$66,670
2035 Fund	61,231	1,074	12,010	2,919	14,571	$91,805
2030 Fund	58,535	407	7,611	1,583	15,473	$83,609
2025 Fund	56,775	796	11,053	3,109	8,380	$80,113

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
Maturity Fund	$58,500	$485	$8,224	$2,780	$3,723	$73,712

For the reporting period, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A Net commissions	Class C CDSC
2065 Fund	$312	$—
	Class A Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$1,744	$—	$43
2055 Fund	6,738	—	146
2050 Fund	3,698	—	390
2045 Fund	4,126	—	12
2040 Fund	4,448	—	287
2035 Fund	6,388	—	50
2030 Fund	5,497	—	10
2025 Fund	2,953	—	71
Maturity Fund	1,066	—	12

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$20
2060 Fund	57
2055 Fund	44
2050 Fund	91
2045 Fund	118
2040 Fund	—
2035 Fund	20
2030 Fund	17
2025 Fund	—
Maturity Fund	—
Sustainable Retirement Fund
49

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds, excluding short-term investments in Putnam Government Money Market Fund, were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$461,893	$367,874
2060 Fund	25,576,895	7,257,025
2055 Fund	43,205,138	9,454,238
2050 Fund	63,411,071	22,269,087
2045 Fund	86,015,578	34,982,720
2040 Fund	89,587,179	57,633,652
2035 Fund	113,110,054	62,191,755
2030 Fund	105,190,134	74,446,120
2025 Fund	123,692,901	72,423,848
Maturity Fund	16,619,384	31,137,246

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	15,995	$172,171	14,496	$136,357
Shares issued in connection with reinvestment of distributions	240	2,599	521	4,638
	16,235	174,770	15,017	140,995
Shares repurchased	(8,741)	(87,580)	(3,091)	(29,700)
Net increase	7,494	$87,190	11,926	$111,295
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	21,724	$229,204	8,118	$73,489
Shares issued in connection with reinvestment of distributions	194	2,089	950	8,424
	21,918	231,293	9,068	81,913
Shares repurchased	(15,111)	(160,963)	(2,137)	(19,524)
Net increase	6,807	$70,330	6,931	$62,389
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	9	98	43	390
	9	98	43	390
Shares repurchased	—	—	—	—
Net increase	9	$98	43	$390
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	11	125	47	416
	11	125	47	416
Shares repurchased	—	—	—	—
Net increase	11	$125	47	$416
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	14	152	50	444
	14	152	50	444
Shares repurchased	—	—	—	—
Net increase	14	$152	50	$444

50
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	16	169	51	459
	16	169	51	459
Shares repurchased	—	—	—	—
Net increase	16	$169	51	$459
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	13,704	$151,958	23,619	$224,349
Shares issued in connection with reinvestment of distributions	376	4,090	1,004	8,972
	14,080	156,048	24,623	233,321
Shares repurchased	(18,977)	(221,491)	(18,918)	(180,045)
Net increase (decrease)	(4,897)	$(65,443)	5,705	$53,276
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	149	$1,402
Shares issued in connection with reinvestment of distributions	16	167	62	557
	16	167	211	1,959
Shares repurchased	—	—	(277)	(2,729)
Net increase (decrease)	16	$167	(66)	$(770)

2060 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	571,820	$7,534,622	42,801	$458,186
Shares issued in connection with reinvestment of distributions	1,702	20,659	6,585	65,781
	573,522	7,555,281	49,386	523,967
Shares repurchased	(53,985)	(682,408)	(10,918)	(116,980)
Net increase	519,537	$6,872,873	38,468	$406,987

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	9	113	80	794
	9	113	80	794
Shares repurchased	—	—	—	—
Net increase	9	$113	80	$794

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	2,969	$35,283	4,545	$47,672
Shares issued in connection with reinvestment of distributions	204	2,436	1,509	14,853
	3,173	37,719	6,054	62,525
Shares repurchased	(9,433)	(112,912)	(4,471)	(45,580)
Net increase (decrease)	(6,260)	$(75,193)	1,583	$16,945

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	14	170	86	860
	14	170	86	860
Shares repurchased	—	—	—	—
Net increase	14	$170	86	$860

Sustainable Retirement Fund
51

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	1,978	$24,623	1,316	$14,190
Shares issued in connection with reinvestment of distributions	66	804	257	2,581
	2,044	25,427	1,573	16,771
Shares repurchased	(857)	(11,292)	(143)	(1,593)
Net increase	1,187	$14,135	1,430	$15,178

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,266	$53,407	3,402	$36,668
Shares issued in connection with reinvestment of distributions	118	1,447	308	3,095
	4,384	54,854	3,710	39,763
Shares repurchased	(966)	(12,095)	(40)	(435)
Net increase	3,418	$42,759	3,670	$39,328

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	15	182	63	628
	15	182	63	628
Shares repurchased	—	—	—	—
Net increase	15	$182	63	$628

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	103,502	$1,362,461	61,321	$662,142
Shares issued in connection with reinvestment of distributions	2,576	31,501	12,261	123,223
	106,078	1,393,962	73,582	785,365
Shares repurchased	(128,828)	(1,684,277)	(103,220)	(1,107,765)
Net decrease	(22,750)	$(290,315)	(29,638)	$(322,400)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,844,256	$22,905,438	921,437	$9,942,702
Shares issued in connection with reinvestment of distributions	20,860	254,071	62,452	625,141
	1,865,116	23,159,509	983,889	10,567,843
Shares repurchased	(885,340)	(10,716,255)	(593,322)	(6,424,633)
Net increase	979,776	$12,443,254	390,567	$4,143,210

2055 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,095,145	$13,722,925	110,973	$1,166,361
Shares issued in connection with reinvestment of distributions	8,002	93,306	44,714	433,282
	1,103,147	13,816,231	155,687	1,599,643
Shares repurchased	(127,358)	(1,594,590)	(79,444)	(849,822)
Net increase	975,789	$12,221,641	76,243	$749,821

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	146	$1,484
Shares issued in connection with reinvestment of distributions	19	221	427	4,106
	19	221	573	5,590
Shares repurchased	(1,686)	(19,726)	(1,942)	(20,400)
Net decrease	(1,667)	$(19,505)	(1,369)	$(14,810)

52
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	7,592	$87,293	8,600	$85,427
Shares issued in connection with reinvestment of distributions	362	4,078	5,258	49,270
	7,954	91,371	13,858	134,697
Shares repurchased	(16,571)	(185,836)	(10,323)	(104,356)
Net increase (decrease)	(8,617)	$(94,465)	3,535	$30,341

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,932	$35,939	2,606	$28,015
Shares issued in connection with reinvestment of distributions	82	988	407	4,069
	3,014	36,927	3,013	32,084
Shares repurchased	(84)	(1,075)	(176)	(1,922)
Net increase	2,930	$35,852	2,837	$30,162

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	79,763	$952,432	75,599	$801,739
Shares issued in connection with reinvestment of distributions	3,259	38,328	22,304	218,134
	83,022	990,760	97,903	1,019,873
Shares repurchased	(57,885)	(683,222)	(91,836)	(923,481)
Net increase	25,137	$307,538	6,067	$96,392

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,109	$49,446	3,443	$36,483
Shares issued in connection with reinvestment of distributions	523	6,159	2,901	28,374
	4,632	55,605	6,344	64,857
Shares repurchased	(1,777)	(22,785)	(803)	(8,739)
Net increase	2,855	$32,820	5,541	$56,118

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	17	189	93	909
	17	189	93	909
Shares repurchased	—	—	—	—
Net increase	17	$189	93	$909

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	50,822	$628,784	80,161	$855,136
Shares issued in connection with reinvestment of distributions	3,812	44,911	57,144	558,869
	54,634	673,695	137,305	1,414,005
Shares repurchased	(142,564)	(1,768,156)	(459,493)	(4,769,851)
Net decrease	(87,930)	$(1,094,461)	(322,188)	$(3,355,846)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,154,487	$38,283,634	1,823,385	$19,412,033
Shares issued in connection with reinvestment of distributions	70,496	832,560	282,801	2,774,277
	3,224,983	39,116,194	2,106,186	22,186,310
Shares repurchased	(1,363,075)	(16,478,856)	(1,076,924)	(11,469,408)
Net increase	1,861,908	$22,637,338	1,029,262	$10,716,902

Sustainable Retirement Fund
53

2050 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	696,207	$13,946,698	40,118	$680,358
Shares issued in connection with reinvestment of distributions	6,872	127,339	49,826	776,295
	703,079	14,074,037	89,944	1,456,653
Shares repurchased	(101,235)	(2,020,275)	(36,553)	(627,074)
Net increase	601,844	$12,053,762	53,391	$829,579

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	13	233	555	8,503
	13	233	555	8,503
Shares repurchased	(4,064)	(76,814)	(3,071)	(52,608)
Net decrease	(4,051)	$(76,581)	(2,516)	$(44,105)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	8,008	$140,901	10,365	$166,654
Shares issued in connection with reinvestment of distributions	594	10,461	6,888	102,221
	8,602	151,362	17,253	268,875
Shares repurchased	(15,559)	(288,617)	(6,683)	(106,056)
Net increase (decrease)	(6,957)	$(137,255)	10,570	$162,819

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,847	$53,770	2,598	$43,242
Shares issued in connection with reinvestment of distributions	23	411	3,861	58,487
	2,870	54,181	6,459	101,729
Shares repurchased	(5,265)	(90,146)	(25,439)	(400,275)
Net decrease	(2,395)	$(35,965)	(18,980)	$(298,546)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	22,016	$419,509	20,826	$352,661
Shares issued in connection with reinvestment of distributions	1,464	27,025	11,119	172,685
	23,480	446,534	31,945	525,346
Shares repurchased	(11,173)	(199,141)	(42,372)	(720,522)
Net increase (decrease)	12,307	$247,393	(10,427)	$(195,176)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,416	$83,370	3,676	$62,014
Shares issued in connection with reinvestment of distributions	200	3,690	1,386	21,543
	4,616	87,060	5,062	83,557
Shares repurchased	(6,022)	(107,266)	(347)	(5,761)
Net increase (decrease)	(1,406)	$(20,206)	4,715	$77,796

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	11	205	75	1,176
	11	205	75	1,176
Shares repurchased	—	—	—	—
Net increase	11	$205	75	$1,176

54
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	46,199	$886,514	49,145	$827,670
Shares issued in connection with reinvestment of distributions	5,301	97,859	73,466	1,140,194
	51,500	984,373	122,611	1,967,864
Shares repurchased	(140,134)	(2,729,593)	(363,253)	(5,986,881)
Net decrease	(88,634)	$(1,745,220)	(240,642)	$(4,019,017)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,240,888	$61,299,101	2,058,803	$34,599,967
Shares issued in connection with reinvestment of distributions	97,606	1,800,828	526,087	8,159,612
	3,338,494	63,099,929	2,584,890	42,759,579
Shares repurchased	(1,671,315)	(31,762,505)	(1,384,086)	(23,306,561)
Net increase	1,667,179	$31,337,424	1,200,804	$19,453,018

2045 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	685,958	$14,283,675	101,507	$1,914,436
Shares issued in connection with reinvestment of distributions	14,188	274,256	93,169	1,543,817
	700,146	14,557,931	194,676	3,458,253
Shares repurchased	(133,071)	(2,687,595)	(96,551)	(1,733,476)
Net increase	567,075	$11,870,336	98,125	$1,724,777

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	218	3,547	3,894	54,475
	218	3,547	3,894	54,475
Shares repurchased	(14,518)	(249,125)	(11,328)	(172,959)
Net decrease	(14,300)	$(245,578)	(7,434)	$(118,484)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	7,708	$128,895	16,096	$234,637
Shares issued in connection with reinvestment of distributions	1,087	17,613	6,782	94,811
	8,795	146,508	22,878	329,448
Shares repurchased	(11,226)	(186,544)	(8,485)	(127,251)
Net increase (decrease)	(2,431)	$(40,036)	14,393	$202,197

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	1,098	$22,817	1,062	$20,276
Shares issued in connection with reinvestment of distributions	69	1,413	328	5,802
	1,167	24,230	1,390	26,078
Shares repurchased	(46)	(1,041)	(16)	(293)
Net increase	1,121	$23,189	1,374	$25,785

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	28,785	$756,535	26,162	$623,569
Shares issued in connection with reinvestment of distributions	1,651	42,626	11,070	243,651
	30,436	799,161	37,232	867,220
Shares repurchased	(12,889)	(330,571)	(55,794)	(1,322,938)
Net increase (decrease)	17,547	$468,590	(18,562)	$(455,718)

Sustainable Retirement Fund
55

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,170	$110,611	6,769	$164,189
Shares issued in connection with reinvestment of distributions	498	12,836	3,361	73,902
	4,668	123,447	10,130	238,091
Shares repurchased	(2,532)	(66,423)	(6,579)	(153,686)
Net increase	2,136	$57,024	3,551	$84,405

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	8	203	46	1,018
	8	203	46	1,018
Shares repurchased	—	—	—	—
Net increase	8	$203	46	$1,018

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	19,204	$513,442	34,529	$819,580
Shares issued in connection with reinvestment of distributions	3,600	92,904	50,087	1,101,418
	22,804	606,346	84,616	1,920,998
Shares repurchased	(104,136)	(2,798,423)	(312,297)	(7,228,105)
Net decrease	(81,332)	$(2,192,077)	(227,681)	$(5,307,107)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,963,371	$78,594,484	1,917,597	$45,702,359
Shares issued in connection with reinvestment of distributions	89,534	2,311,767	471,766	10,378,854
	3,052,905	80,906,251	2,389,363	56,081,213
Shares repurchased	(1,521,760)	(39,990,406)	(1,654,782)	(39,229,888)
Net increase	1,531,145	$40,915,845	734,581	$16,851,325

2040 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	393,593	$8,661,279	76,482	$1,487,351
Shares issued in connection with reinvestment of distributions	18,473	380,733	126,565	2,271,840
	412,066	9,042,012	203,047	3,759,191
Shares repurchased	(135,287)	(2,873,227)	(90,266)	(1,755,177)
Net increase	276,779	$6,168,785	112,781	$2,004,014

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	723	$11,628
Shares issued in connection with reinvestment of distributions	92	1,630	2,923	45,130
	92	1,630	3,646	56,758
Shares repurchased	(12,322)	(209,132)	(2,129)	(35,810)
Net increase (decrease)	(12,230)	$(207,502)	1,517	$20,948

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	8,375	$146,723	7,217	$117,622
Shares issued in connection with reinvestment of distributions	1,026	17,497	8,958	133,749
	9,401	164,220	16,175	251,371
Shares repurchased	(14,863)	(262,979)	(6,584)	(106,379)
Net increase (decrease)	(5,462)	$(98,759)	9,591	$144,992

56
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	915	$20,192	1,124	$23,332
Shares issued in connection with reinvestment of distributions	141	3,098	1,020	19,488
	1,056	23,290	2,144	42,820
Shares repurchased	(4,998)	(112,590)	(676)	(14,405)
Net increase (decrease)	(3,942)	$(89,300)	1,468	$28,415

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	19,886	$530,415	18,788	$464,249
Shares issued in connection with reinvestment of distributions	1,565	41,092	18,042	409,923
	21,451	571,507	36,830	874,172
Shares repurchased	(27,234)	(683,634)	(40,370)	(957,135)
Net decrease	(5,783)	$(112,127)	(3,540)	$(82,963)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,895	$103,355	3,773	$93,959
Shares issued in connection with reinvestment of distributions	328	8,622	4,106	93,242
	4,223	111,977	7,879	187,201
Shares repurchased	(16,104)	(409,127)	(6,689)	(156,271)
Net increase (decrease)	(11,881)	$(297,150)	1,190	$30,930

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	9	218	54	1,221
	9	218	54	1,221
Shares repurchased	—	—	—	—
Net increase	9	$218	54	$1,221

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	49,602	$1,284,313	59,062	$1,448,349
Shares issued in connection with reinvestment of distributions	7,004	183,707	73,308	1,664,817
	56,606	1,468,020	132,370	3,113,166
Shares repurchased	(312,502)	(8,684,141)	(340,429)	(8,125,805)
Net decrease	(255,896)	$(7,216,121)	(208,059)	$(5,012,639)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,319,416	$89,000,972	2,396,840	$58,614,617
Shares issued in connection with reinvestment of distributions	139,150	3,640,165	853,891	19,349,164
	3,458,566	92,641,137	3,250,731	77,963,781
Shares repurchased	(2,176,003)	(57,874,692)	(2,277,214)	(55,525,439)
Net increase	1,282,563	$34,766,445	973,517	$22,438,342

2035 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	367,327	$7,995,211	71,788	$1,417,255
Shares issued in connection with reinvestment of distributions	26,237	541,006	130,283	2,389,390
	393,564	8,536,217	202,071	3,806,645
Shares repurchased	(164,963)	(3,506,871)	(104,224)	(2,016,569)
Net increase	228,601	$5,029,346	97,847	$1,790,076

Sustainable Retirement Fund
57

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	906	$15,224
Shares issued in connection with reinvestment of distributions	136	2,461	1,257	20,287
	136	2,461	2,163	35,511
Shares repurchased	(6,346)	(117,543)	(4,946)	(87,202)
Net decrease	(6,210)	$(115,082)	(2,783)	$(51,691)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	10,276	$184,084	9,715	$166,063
Shares issued in connection with reinvestment of distributions	1,389	24,637	8,653	137,150
	11,665	208,721	18,368	303,213
Shares repurchased	(18,050)	(323,522)	(9,507)	(163,944)
Net increase (decrease)	(6,385)	$(114,801)	8,861	$139,269

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	1,213	$23,825	1,392	$26,023
Shares issued in connection with reinvestment of distributions	659	12,770	3,488	60,245
	1,872	36,595	4,880	86,268
Shares repurchased	(797)	(14,978)	(1,251)	(22,861)
Net increase	1,075	$21,617	3,629	$63,407

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	34,367	$905,183	30,539	$744,331
Shares issued in connection with reinvestment of distributions	3,832	99,333	19,738	452,583
	38,199	1,004,516	50,277	1,196,914
Shares repurchased	(22,305)	(575,354)	(44,711)	(1,102,098)
Net increase	15,894	$429,162	5,566	$94,816

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	7,223	$191,225	8,921	$216,022
Shares issued in connection with reinvestment of distributions	627	16,234	3,483	79,768
	7,850	207,459	12,404	295,790
Shares repurchased	(9,668)	(242,967)	(5,315)	(130,226)
Net increase (decrease)	(1,818)	$(35,508)	7,089	$165,564

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	10	236	41	955
	10	236	41	955
Shares repurchased	—	—	—	—
Net increase	10	$236	41	$955

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	12,729	$327,188	27,512	$669,574
Shares issued in connection with reinvestment of distributions	10,246	265,365	64,258	1,471,509
	22,975	592,553	91,770	2,141,083
Shares repurchased	(226,552)	(6,175,329)	(245,116)	(5,858,606)
Net decrease	(203,577)	$(5,582,776)	(153,346)	$(3,717,523)

58
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,220,973	$111,413,295	2,591,359	$63,129,563
Shares issued in connection with reinvestment of distributions	147,530	3,816,611	611,613	13,993,709
	4,368,503	115,229,906	3,202,972	77,123,272
Shares repurchased	(2,450,041)	(64,290,352)	(2,310,976)	(56,040,004)
Net increase	1,918,462	$50,939,554	891,996	$21,083,268

2030 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	179,348	$3,608,031	114,060	$2,216,646
Shares issued in connection with reinvestment of distributions	35,404	690,737	138,762	2,494,933
	214,752	4,298,768	252,822	4,711,579
Shares repurchased	(220,583)	(4,400,808)	(165,645)	(3,164,795)
Net increase (decrease)	(5,831)	$(102,040)	87,177	$1,546,784

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	87	$1,643
Shares issued in connection with reinvestment of distributions	30	555	1,046	17,474
	30	555	1,133	19,117
Shares repurchased	(3,145)	(56,637)	(6,580)	(115,728)
Net decrease	(3,115)	$(56,082)	(5,447)	$(96,611)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,756	$67,139	6,157	$106,685
Shares issued in connection with reinvestment of distributions	1,152	20,463	5,670	93,018
	4,908	87,602	11,827	199,703
Shares repurchased	(9,698)	(176,525)	(15,403)	(268,905)
Net decrease	(4,790)	$(88,923)	(3,576)	$(69,202)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	628	$11,187	908	$16,035
Shares issued in connection with reinvestment of distributions	742	13,200	2,796	45,992
	1,370	24,387	3,704	62,027
Shares repurchased	(22,463)	(416,019)	(334)	(5,605)
Net increase (decrease)	(21,093)	$(391,632)	3,370	$56,422

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	28,613	$677,531	34,291	$779,785
Shares issued in connection with reinvestment of distributions	5,931	139,317	23,231	499,934
	34,544	816,848	57,522	1,279,719
Shares repurchased	(37,756)	(870,479)	(20,618)	(497,154)
Net increase (decrease)	(3,212)	$(53,631)	36,904	$782,565

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	5,168	$122,011	10,417	$235,307
Shares issued in connection with reinvestment of distributions	2,787	65,434	11,968	257,429
	7,955	187,445	22,385	492,736
Shares repurchased	(24,529)	(543,554)	(5,057)	(115,128)
Net increase (decrease)	(16,574)	$(356,109)	17,328	$377,608

Sustainable Retirement Fund
59

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	12	293	44	949
	12	293	44	949
Shares repurchased	—	—	—	—
Net increase	12	$293	44	$949

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	19,697	$456,612	67,033	$1,531,905
Shares issued in connection with reinvestment of distributions	14,318	336,190	80,983	1,741,945
	34,015	792,802	148,016	3,273,850
Shares repurchased	(351,745)	(8,455,894)	(367,261)	(8,139,488)
Net decrease	(317,730)	$(7,663,092)	(219,245)	$(4,865,638)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,717,828	$112,150,414	3,373,209	$76,828,722
Shares issued in connection with reinvestment of distributions	232,999	5,459,175	840,672	18,040,829
	4,950,827	117,609,589	4,213,881	94,869,551
Shares repurchased	(3,399,837)	(80,203,856)	(3,542,446)	(80,193,607)
Net increase	1,550,990	$37,405,733	671,435	$14,675,944

2025 Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	68,978	$1,332,830	112,606	$2,210,300
Shares issued in connection with reinvestment of distributions	36,036	698,014	111,866	2,048,270
	105,014	2,030,844	224,472	4,258,570
Shares repurchased	(207,137)	(4,014,201)	(157,657)	(3,016,435)
Net increase (decrease)	(102,123)	$(1,983,357)	66,815	$1,242,135

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	114	2,024	807	13,500
	114	2,024	807	13,500
Shares repurchased	(4,488)	(79,271)	(6,412)	(113,317)
Net decrease	(4,374)	$(77,247)	(5,605)	$(99,817)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,334	$57,691	8,023	$139,408
Shares issued in connection with reinvestment of distributions	1,666	28,848	8,663	142,165
	5,000	86,539	16,686	281,573
Shares repurchased	(18,863)	(327,109)	(32,018)	(537,745)
Net decrease	(13,863)	$(240,570)	(15,332)	$(256,172)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	3,327	$59,385	4,321	$75,451
Shares issued in connection with reinvestment of distributions	1,046	18,486	3,936	66,049
	4,373	77,871	8,257	141,500
Shares repurchased	(5)	(83)	(13,647)	(229,107)
Net increase (decrease)	4,368	$77,788	(5,390)	$(87,607)

60
Sustainable Retirement Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,151	$448,740	21,855	$417,872
Shares issued in connection with reinvestment of distributions	5,331	103,146	15,463	282,826
	28,482	551,886	37,318	700,698
Shares repurchased	(60,630)	(1,181,968)	(22,129)	(435,302)
Net increase (decrease)	(32,148)	$(630,082)	15,189	$265,396

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,867	$94,514	6,466	$123,316
Shares issued in connection with reinvestment of distributions	1,971	38,058	6,183	112,833
	6,838	132,572	12,649	236,149
Shares repurchased	(10,733)	(206,166)	(10,831)	(207,750)
Net increase (decrease)	(3,895)	$(73,594)	1,818	$28,399

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	19	349	48	875
	19	349	48	875
Shares repurchased	—	—	—	—
Net increase	19	$349	48	$875

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	12,707	$249,096	22,662	$432,128
Shares issued in connection with reinvestment of distributions	10,157	196,123	50,655	924,453
	22,864	445,219	73,317	1,356,581
Shares repurchased	(223,701)	(4,382,426)	(273,532)	(5,116,132)
Net decrease	(200,837)	$(3,937,207)	(200,215)	$(3,759,551)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,918,757	$154,178,833	6,197,896	$118,298,533
Shares issued in connection with reinvestment of distributions	307,940	5,937,090	802,226	14,624,573
	8,226,697	160,115,923	7,000,122	132,923,106
Shares repurchased	(5,275,703)	(101,658,829)	(6,029,239)	(114,925,411)
Net increase	2,950,994	$58,457,094	970,883	$17,997,695

Maturity Fund

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	39,459	$621,936	54,888	$848,714
Shares issued in connection with reinvestment of distributions	56,377	886,333	116,681	1,761,268
	95,836	1,508,269	171,569	2,609,982
Shares repurchased	(199,800)	(3,169,170)	(244,019)	(3,769,108)
Net decrease	(103,964)	$(1,660,901)	(72,450)	$(1,159,126)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	101	1,529	585	8,577
	101	1,529	585	8,577
Shares repurchased	(3,163)	(47,516)	(8,339)	(126,299)
Net decrease	(3,062)	$(45,987)	(7,754)	$(117,722)

Sustainable Retirement Fund
61

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	4,529	$66,661	2,641	$39,734
Shares issued in connection with reinvestment of distributions	1,740	26,620	4,344	63,781
	6,269	93,281	6,985	103,515
Shares repurchased	(16,022)	(244,819)	(16,296)	(246,950)
Net decrease	(9,753)	$(151,538)	(9,311)	$(143,435)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	829	$13,002	847	$13,052
Shares issued in connection with reinvestment of distributions	1,222	19,204	2,382	35,905
	2,051	32,206	3,229	48,957
Shares repurchased	(128)	(2,031)	(12,507)	(198,098)
Net increase (decrease)	1,923	$30,175	(9,278)	$(149,141)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,155	$176,403	12,955	$202,119
Shares issued in connection with reinvestment of distributions	3,462	54,671	7,458	113,009
	14,617	231,074	20,413	315,128
Shares repurchased	(30,295)	(485,273)	(39,780)	(625,477)
Net decrease	(15,678)	$(254,199)	(19,367)	$(310,349)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	845	$13,206	1,191	$18,505
Shares issued in connection with reinvestment of distributions	349	5,500	1,011	15,315
	1,194	18,706	2,202	33,820
Shares repurchased	(4,079)	(62,946)	(5,095)	(78,757)
Net decrease	(2,885)	$(44,240)	(2,893)	$(44,937)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	15	236	48	733
	15	236	48	733
Shares repurchased	—	—	—	—
Net increase	15	$236	48	$733

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,353	$70,008	7,735	$120,843
Shares issued in connection with reinvestment of distributions	3,703	58,223	16,614	251,783
	8,056	128,231	24,349	372,626
Shares repurchased	(56,499)	(903,061)	(147,652)	(2,248,654)
Net decrease	(48,443)	$(774,830)	(123,303)	$(1,876,028)

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	969,127	$15,421,157	1,134,744	$17,633,505
Shares issued in connection with reinvestment of distributions	439,570	6,939,429	954,569	14,476,017
	1,408,697	22,360,586	2,089,313	32,109,522
Shares repurchased	(2,200,804)	(34,593,561)	(3,974,438)	(61,742,204)
Net decrease	(792,107)	$(12,232,975)	(1,885,125)	$(29,632,682)

62
Sustainable Retirement Fund

At the close of the reporting period, Putnam Investment Holdings, LLC owned the following shares of each fund:

	Shares owned	Percentage of shares outstanding	Fair value at the end of the reporting period
2065 Fund class C	1,103	3.41%	$13,622
2065 Fund class R	1,104	100.00	13,793
2065 Fund class R3	1,112	100.00	13,917
2065 Fund class R4	1,120	100.00	14,041
2065 Fund class R5	1,125	100.00	14,116
2065 Fund class R6	1,128	8.46	14,168
2065 Fund class Y	1,125	100.00	14,115
2060 Fund class B	1,484	100.00	20,427
2060 Fund class R	1,519	100.00	21,220
2060 Fund class R3	992	16.03	13,838
2060 Fund class R4	999	9.64	13,966
2060 Fund class R5	1,002	100.00	14,035
2055 Fund class R4	1,024	2.78	13,742
2055 Fund class R5	1,029	100.00	13,823
2050 Fund class R4	645	5.11	13,526
2050 Fund class R5	648	100.00	13,605
2045 Fund class R5	458	100.00	13,371
2040 Fund class R5	445	100.00	13,070
2035 Fund class R5	441	100.00	12,637
2030 Fund class R5	470	100.00	11,968
2025 Fund class R5	555	100.00	11,422
Maturity Fund class R5	668	100.00	11,066

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	17.8%, 14.7%, 11.1%, 7.6%, 5.6%

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$34,088	$26,017	$15,501	$780	$—	$152	$2,762	2,163	$47,518
Putnam PanAgora ESG International Equity ETF	121,181	90,785	56,069	4,825	—	3,681	14,469	7,242	174,047
Putnam Sustainable Future ETF	164,538	106,021	88,460	—	—	15,876	26,737	9,236	224,712
Putnam Sustainable Leaders ETF	326,671	199,843	174,769	2,234	—	34,963	71,672	14,165	458,380
Putnam ESG Core Bond ETF	21,751	26,672	17,164	1,184	13	(383)	853	647	31,729
Putnam ESG High Yield ETF	7,312	6,423	3,450	675	—	17	172	205	10,474
Putnam ESG Ultra Short ETF	8,246	6,132	12,461	311	—	15	(9)	38	1,923
Putnam Government Money Market Fund Class G*	—	328,899	324,724	218	—	—	—	4,175	4,175
Putnam Government Money Market Fund Class P*	2,680	16,941	19,621	26	—	—	—	—	—
Totals	$686,467	$807,733	$712,219	$10,253	$13	$54,321	$116,656		$952,958

Sustainable Retirement Fund
63

2060 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$797,989	$1,281,011	$257,077	$18,248	$—	$(7,075)	$122,352	88,180	$1,937,200
Putnam PanAgora ESG International Equity ETF	2,845,835	4,568,557	940,268	113,217	—	26,085	584,503	294,791	7,084,712
Putnam Sustainable Future ETF	3,816,898	5,756,462	1,590,065	—	—	185,206	926,126	373,803	9,094,627
Putnam Sustainable Leaders ETF	7,607,099	11,331,836	3,388,903	53,376	—	535,634	2,498,035	574,280	18,583,701
Putnam ESG Core Bond ETF	742,669	1,827,422	516,195	53,374	437	(14,695)	47,255	42,546	2,086,456
Putnam ESG High Yield ETF	255,934	501,980	89,684	29,907	—	(863)	9,843	13,254	677,210
Putnam ESG Ultra Short ETF	253,160	309,627	474,833	9,879	—	94	(105)	1,738	87,943
Putnam Government Money Market Fund Class G*	—	12,002,661	11,876,020	6,126	—	—	—	126,641	126,641
Putnam Government Money Market Fund Class P*	48,626	137,299	185,925	235	—	—	—	—	—
Totals	$16,368,210	$37,716,855	$19,318,970	$284,362	$437	$724,386	$4,188,009		$39,678,490
2055 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$2,467,726	$1,977,775	$135,627	$52,497	$—	$3,226	$270,010	208,620	$4,583,110
Putnam PanAgora ESG International Equity ETF	8,763,937	6,995,029	411,491	329,361	—	26,797	1,572,021	705,126	16,946,293
Putnam Sustainable Future ETF	11,443,185	8,384,260	1,067,612	—	—	204,866	2,862,863	897,146	21,827,562
Putnam Sustainable Leaders ETF	23,100,538	17,240,990	4,209,458	152,282	—	1,035,577	7,320,202	1,374,779	44,487,849
Putnam ESG Core Bond ETF	4,030,302	6,252,816	1,614,956	258,017	2,279	(28,173)	160,533	179,456	8,800,522
Putnam ESG High Yield ETF	1,394,467	1,561,090	82,254	146,859	—	(184)	40,511	57,024	2,913,630
Putnam ESG Ultra Short ETF	1,348,912	793,178	1,932,840	48,304	—	1,433	(1,857)	4,127	208,826
Putnam Government Money Market Fund Class G*	—	20,224,565	19,735,593	16,867	—	—	—	488,972	488,972
Putnam Government Money Market Fund Class P*	190,570	708,457	899,027	1,467	—	—	—	—	—
Totals	$52,739,637	$64,138,160	$30,088,858	$1,005,654	$2,279	$1,243,542	$12,224,283		$100,256,764

64
Sustainable Retirement Fund

2050 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$4,531,187	$2,430,075	$214,450	$94,509	$—	$6,013	$416,023	326,321	$7,168,848
Putnam PanAgora ESG International Equity ETF	16,181,723	8,419,613	569,714	600,854	—	38,254	2,608,316	1,110,065	26,678,192
Putnam Sustainable Future ETF	20,608,433	11,360,076	2,847,435	—	—	541,268	4,756,676	1,414,674	34,419,018
Putnam Sustainable Leaders ETF	42,262,450	23,054,575	9,298,902	276,381	—	2,206,879	12,179,938	2,175,678	70,404,940
Putnam ESG Core Bond ETF	11,716,594	13,057,584	4,224,432	677,468	6,364	(71,808)	373,478	425,192	20,851,416
Putnam ESG High Yield ETF	3,955,012	2,984,474	146,431	384,380	—	759	109,758	135,113	6,903,572
Putnam ESG Ultra Short ETF	3,716,044	2,104,674	4,967,723	137,686	—	4,684	(5,271)	16,846	852,408
Putnam Government Money Market Fund Class G*	—	27,132,238	26,607,235	25,056	—	—	—	525,003	525,003
Putnam Government Money Market Fund Class P*	274,111	1,260,166	1,534,277	2,447	—	—	—	—	—
Totals	$103,245,554	$91,803,475	$50,410,599	$2,198,781	$6,364	$2,726,049	$20,438,918		$167,803,397
2045 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$5,541,831	$2,679,389	$266,126	$114,195	$—	$7,439	$481,752	384,378	$8,444,285
Putnam PanAgora ESG International Equity ETF	20,430,247	9,593,475	705,307	732,027	—	43,853	3,127,608	1,351,886	32,489,876
Putnam Sustainable Future ETF	25,421,986	13,805,136	3,572,534	—	—	629,405	5,705,573	1,725,835	41,989,566
Putnam Sustainable Leaders ETF	52,685,942	29,088,725	13,337,693	333,714	—	3,144,784	14,452,123	2,658,649	86,033,881
Putnam ESG Core Bond ETF	19,713,836	20,224,532	6,685,223	1,112,716	10,273	(107,640)	619,320	688,516	33,764,825
Putnam ESG High Yield ETF	6,562,888	4,236,236	236,177	607,692	—	2,645	175,148	210,212	10,740,740
Putnam ESG Ultra Short ETF	8,153,656	6,388,085	10,179,660	330,756	—	16,526	(4,996)	86,435	4,373,611
Putnam Government Money Market Fund Class G*	—	32,770,404	31,918,325	33,821	—	—	—	852,079	852,079
Putnam Government Money Market Fund Class P*	535,036	2,320,320	2,855,356	1,467	—	—	—	—	—
Totals	$139,045,422	$121,106,302	$69,756,401	$3,266,388	$10,273	$3,737,012	$24,556,528		$218,688,863

Sustainable Retirement Fund
65

2040 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$5,425,127	$1,210,634	$914,368	$108,792	$—	$35,224	$300,198	275,702	$6,056,815
Putnam PanAgora ESG International Equity ETF	26,528,984	6,390,735	1,788,343	917,960	—	142,620	3,430,065	1,444,017	34,704,061
Putnam Sustainable Future ETF	34,009,411	12,404,018	6,289,765	—	—	1,278,371	6,872,116	1,984,141	48,274,151
Putnam Sustainable Leaders ETF	71,605,737	25,516,773	21,184,082	442,378	—	5,067,195	17,014,856	3,029,063	98,020,479
Putnam ESG Core Bond ETF	41,232,826	31,095,657	11,400,766	2,214,896	21,301	(200,125)	1,073,791	1,260,224	61,801,383
Putnam ESG High Yield ETF	9,636,554	3,938,518	761,616	812,187	—	8,433	215,205	255,155	13,037,094
Putnam ESG Ultra Short ETF	14,354,387	9,030,844	15,294,712	595,849	—	28,567	(164)	160,453	8,118,922
Putnam Government Money Market Fund Class G*	—	41,953,473	41,067,475	40,049	—	—	—	885,998	885,998
Putnam Government Money Market Fund Class P*	1,020,109	2,848,098	3,868,207	—	—	—	—	—	—
Totals	$203,813,135	$134,388,750	$102,569,334	$5,132,111	$21,301	$6,360,285	$28,906,067		$270,898,903

2035 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG Emerging Markets Equity ETF	$1,242,489	$200,086	$849,279	$17,031	$—	$(5,913)	$(10,111)	26,277	$577,272
Putnam PanAgora ESG International Equity ETF	20,860,576	6,831,040	2,347,586	731,306	—	188,120	2,706,265	1,174,985	28,238,415
Putnam Sustainable Future ETF	29,396,874	14,804,392	6,891,845	—	—	1,386,957	6,013,719	1,837,653	44,710,097
Putnam Sustainable Leaders ETF	62,659,259	30,079,520	23,221,438	390,764	—	5,543,330	14,510,126	2,767,948	89,570,797
Putnam ESG Core Bond ETF	60,790,581	45,167,938	12,689,905	3,359,660	32,137	(228,970)	1,570,433	1,929,243	94,610,077
Putnam ESG High Yield ETF	9,563,631	4,958,764	801,223	835,064	—	6,497	226,321	273,100	13,953,990
Putnam ESG Ultra Short ETF	15,886,519	11,068,314	15,390,479	729,456	—	35,305	13,142	229,502	11,612,801
Putnam Government Money Market Fund Class G*	—	50,316,096	48,981,929	48,561	—	—	—	1,334,167	1,334,167
Putnam Government Money Market Fund Class P*	277,985	3,593,840	3,871,825	—	—	—	—	—	—
Totals	$200,677,914	$167,019,990	$115,045,509	$6,111,842	$32,137	$6,925,326	$25,029,895		$284,607,616
2030 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG International Equity ETF	$17,346,125	$3,281,685	$3,166,929	$568,996	$—	$269,368	$1,815,958	813,307	$19,546,207
Putnam Sustainable Future ETF	24,123,525	10,397,526	8,829,888	—	—	1,702,406	3,978,750	1,289,450	31,372,319
Putnam Sustainable Leaders ETF	53,089,622	20,742,665	26,705,465	311,556	—	6,033,895	9,498,728	1,936,324	62,659,445
Putnam ESG Core Bond ETF	105,562,215	54,420,951	17,445,823	5,413,122	52,688	(380,070)	2,373,953	2,947,211	144,531,226
Putnam ESG High Yield ETF	14,933,644	5,289,712	1,144,558	1,235,458	—	7,793	329,331	379,998	19,415,922
Putnam ESG Ultra Short ETF	21,825,341	11,057,595	17,153,457	993,489	—	37,821	33,613	312,271	15,800,913
Putnam Government Money Market Fund Class G*	—	48,694,124	47,692,436	50,869	—	—	—	1,001,688	1,001,688
Putnam Government Money Market Fund Class P*	820,219	3,772,874	4,593,093	—	—	—	—	—	—
Totals	$237,700,691	$157,657,132	$126,731,649	$8,573,490	$52,688	$7,671,213	$18,030,333		$294,327,720

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2025 Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG International Equity ETF	$10,156,141	$3,838,711	$2,606,688	$332,766	$—	$196,928	$1,087,701	527,308	$12,672,793
Putnam Sustainable Future ETF	12,565,897	10,388,691	5,611,133	—	—	1,039,351	2,293,290	849,819	20,676,096
Putnam Sustainable Leaders ETF	29,542,481	21,128,713	19,188,820	173,841	—	4,278,000	5,268,061	1,267,875	41,028,435
Putnam ESG Core Bond ETF	110,596,484	57,727,227	24,552,885	5,470,220	53,066	(706,804)	2,588,015	2,970,066	145,652,037
Putnam ESG High Yield ETF	23,731,926	18,806,354	3,749,125	2,201,338	—	3,606	611,447	771,198	39,404,208
Putnam ESG Ultra Short ETF	20,480,502	11,803,205	16,715,197	942,421	—	34,590	35,184	309,057	15,638,284
Putnam Government Money Market Fund Class G*	—	64,726,468	63,742,986	48,353	—	—	—	983,482	983,482
Putnam Government Money Market Fund Class P*	101,553	3,724,640	3,826,193	—	—	—	—	—	—
Totals	$207,174,984	$192,144,009	$139,993,027	$9,168,939	$53,066	$4,845,671	$11,883,698		$276,055,335
Maturity Fund
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/24	Fair value as of 7/31/24
Putnam PanAgora ESG International Equity ETF	$8,793,846	$327,882	$1,322,106	$277,513	$—	$112,660	$853,875	364,755	$8,766,157
Putnam Sustainable Future ETF	15,117,229	454,165	4,164,219	—	—	782,256	2,116,852	588,010	14,306,283
Putnam Sustainable Leaders ETF	29,772,798	900,032	9,540,900	169,797	—	2,049,925	5,198,480	877,019	28,380,335
Putnam ESG Core Bond ETF	105,152,683	10,499,616	10,584,896	4,717,933	48,087	(309,582)	1,479,935	2,166,349	106,237,756
Putnam ESG High Yield ETF	34,812,030	3,015,814	3,970,143	2,533,386	—	15,719	622,263	675,131	34,495,683
Putnam ESG Ultra Short ETF	11,617,244	1,421,875	1,554,982	634,503	—	2,466	67,249	228,337	11,553,852
Putnam Government Money Market Fund Class G*	—	21,726,445	21,160,488	25,908	—	—	—	565,957	565,957
Putnam Government Money Market Fund Class P*	411,000	2,911,770	3,322,770	—	—	—	—	—	—
Totals	$205,676,830	$41,257,599	$55,620,504	$8,359,040	$48,087	$2,653,444	$10,338,654		$204,306,023
*	Purchase cost and Sale proceeds are excluded from Note 3.

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam funds may invest in ETFs with a focus on companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity for the underlying funds, the fund’s investment manager or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the underlying Putnam fund invests, the underlying Putnam fund may temporarily hold securities that are inconsistent with its ESG investment criteria. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

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Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, 2065 Fund hereby designates $20,222 as a capital gain dividend with respect to the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Under the Regulated Investment Company Modernization Act of 2010, a qualified fund of funds will be able to elect the application of Internal Revenue Code section 853 relating to the foreign tax credit allowed to pass through to shareholders. For the reporting period, total interest and dividend income from foreign countries were the following amounts and taxes paid to foreign countries were the following amounts for each fund:

	Interest and dividend income	Taxes paid
2065 Fund	$2,272	$232
2060 Fund	53,313	5,433
2055 Fund	154,958	15,791
2050 Fund	282,397	28,774
2045 Fund	343,828	35,031
2040 Fund	423,171	43,023
2035 Fund	320,957	32,442
2030 Fund	246,645	24,893
2025 Fund	144,246	14,558
Maturity Fund	120,295	12,141

Each fund designated the following amount of income eligible as qualifying for the dividends received deduction for corporations.

Amount
2065 Fund	$2,234
2060 Fund	53,376
2055 Fund	152,282
2050 Fund	276,381
2045 Fund	333,714
2040 Fund	442,378
2035 Fund	390,764
2030 Fund	311,556
2025 Fund	173,841
Maturity Fund	169,797

For the reporting period, each fund hereby designates the following amount, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

Amount
2065 Fund	$6,738
2060 Fund	159,045
2055 Fund	459,316
2050 Fund	835,711
2045 Fund	1,014,557
2040 Fund	1,274,518
2035 Fund	1,009,912
2030 Fund	784,954
2025 Fund	450,699
Maturity Fund	400,685

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

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Results of any shareholder votes (Unaudited)

October 20, 2023 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2065 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
65,221	—	—
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2065 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
65,221	—	—
All tabulations are rounded to the nearest whole number.
December 18, 2023 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement Maturity Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
5,658,059	409,590	584,788
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement Maturity Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
5,539,545	418,537	694,355
All tabulations are rounded to the nearest whole number.
January 4, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2025 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
4,703,879	166,638	649,996
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2025 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
4,630,487	181,423	708,603
All tabulations are rounded to the nearest whole number.
February 14, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2030 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
4,584,383	278,649	535,179
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2030 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
4,487,778	327,111	583,322
All tabulations are rounded to the nearest whole number.

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February 21, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2035 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,581,495	143,498	435,822
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2035 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,464,424	245,570	450,821
All tabulations are rounded to the nearest whole number.
March 20, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2060 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
589,317	19,397	141,826
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2060 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
569,292	37,966	143,282
All tabulations are rounded to the nearest whole number.
March 20, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2055 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
1,916,284	88,905	424,439
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2055 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
1,913,324	95,947	420,357
All tabulations are rounded to the nearest whole number.
March 20, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2045 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
2,417,055	112,548	421,446
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2045 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
2,352,738	151,801	446,510
All tabulations are rounded to the nearest whole number.

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March 20, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2040 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,456,759	163,802	633,106
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2040 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,369,502	223,202	660,963
All tabulations are rounded to the nearest whole number.
April 10, 2024 special meeting
At the meeting, a new Management Contract for Putnam Sustainable Retirement 2050 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
2,223,507	274,392	508,009
At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2050 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
2,176,135	283,015	546,758
All tabulations are rounded to the nearest whole number.
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Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub- Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser

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to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Sustainable Retirement Fund (except Putnam Sustainable Retirement Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Sustainable Retirement Fund approaches the target year indicated in its name. The Trustees noted that Putnam Sustainable Retirement Maturity Fund has a fixed ongoing annual management fee rate.

The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to your fund’s investment adviser. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management, prior to the Reorganization, and Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.60% for Class A shares, Class B shares, Class C shares, Class R5 shares and Class Y shares, 0.75% for Class R shares, Class R3 shares and Class R4 shares and 0.50% for Class R6 shares) through at least November 30, 2027 (for Putnam Sustainable Retirement 2060 Fund, through at least November 30, 2034). During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of these expense limitations. Franklin Advisers’ commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Quintile
	Effective Management Fees	Total Expenses
Putnam Sustainable Retirement 2065 Fund (“2065 Fund”)	3rd	2nd
Putnam Sustainable Retirement 2060 Fund (“2060 Fund”)	4th	3rd
Putnam Sustainable Retirement 2055 Fund (“2055 Fund”)	4th	3rd
Putnam Sustainable Retirement 2050 Fund (“2050 Fund”)	4th	2nd
Putnam Sustainable Retirement 2045 Fund (“2045 Fund”)	4th	2nd
Putnam Sustainable Retirement 2040 Fund (“2040 Fund”)	4th	2nd
Putnam Sustainable Retirement 2035 Fund (“2035 Fund”)	4th	3rd
Putnam Sustainable Retirement 2030 Fund (“2030 Fund”)	4th	2nd
Putnam Sustainable Retirement 2025 Fund (“2025 Fund”)	4th	3rd
Putnam Sustainable Retirement Maturity Fund (“Maturity Fund”)	2nd	2nd

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(Total expenses reflect the fees and expenses borne directly by the Putnam Sustainable Retirement Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

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In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Sustainable Retirement Funds (except for the 2065 Fund, which commenced operations on January 4, 2021), the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year, three-year and five-year periods ended December 31, 2023. Over the one-year, three-year and five-year periods ended December 31, 2023, the class A share net return of each of the Maturity Fund, 2025 Fund, 2030 Fund and 2035 Fund was positive but trailed the return of its internal benchmark. The class A share net return of the 2040 Fund matched the return of its internal benchmark over the one-year period ended December 31, 2023, exceeded the return of its internal benchmark over the three-year period ended December 31, 2023 and trailed the return of its internal benchmark over the five-year period ended December 31, 2023. The class A share net return of each of the 2045 Fund, the 2050 Fund, the 2055 Fund and the 2060 Fund was positive and exceeded the return of its internal benchmark over the one-year and three-year periods ended December 31, 2023 and was positive but trailed the return of its internal benchmark over the five-year period ended December 31, 2023. The class A share net return of the 2065 Fund was positive and exceeded the return of its internal benchmark over the one-year period ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	PSRF-AFSOI 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: September 27, 2024